First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Australia — 32.0%
31,183	AGL Energy Ltd.	$215,127
14,086	Allkem Ltd. (b)	106,506
8,233	Ampol Ltd.	178,917
2,249	Aristocrat Leisure Ltd.	59,069
1,772	BHP Group Ltd.	50,414
20,763	BlueScope Steel Ltd.	259,516
12,461	Brambles Ltd.	114,729
354	Cochlear Ltd.	58,112
4,643	Coles Group Ltd.	46,450
22,283	Dexus	104,586
26,818	Evolution Mining Ltd.	56,728
7,441	Fortescue Metals Group Ltd.	100,085
6,583	IGO Ltd.	53,584
133,664	Incitec Pivot Ltd.	269,850
32,432	Liontown Resources Ltd. (b)	61,305
2,077	Mineral Resources Ltd.	90,314
6,233	Newcrest Mining Ltd.	98,264
20,392	Northern Star Resources Ltd.	137,142
5,437	Orica Ltd.	54,498
21,237	Pilbara Minerals Ltd.	58,714
3,930	Pro Medicus Ltd.	210,709
63,198	Qantas Airways Ltd. (b)	210,480
17,205	QBE Insurance Group Ltd.	173,783
14,468	Reece Ltd.	173,300
1,393	Rio Tinto Ltd.	101,699
48,506	Santos Ltd.	246,377
6,996	SEEK Ltd.	99,273
14,489	Seven Group Holdings Ltd.	290,184
76,589	South32 Ltd.	166,934
28,606	Steadfast Group Ltd.	103,732
21,024	Stockland	52,988
6,909	Suncorp Group Ltd.	62,057
5,888	Transurban Group	48,040
43,020	Vicinity Ltd.	46,883
5,541	Washington H Soul Pattinson & Co., Ltd.	116,105
3,330	Wesfarmers Ltd.	113,175
62,165	Whitehaven Coal Ltd.	284,180
3,854	WiseTech Global Ltd.	161,189
12,549	Woodside Energy Group Ltd.	294,415
4,415	Woolworths Group Ltd.	105,938
5,807	Worley Ltd.	65,002
		5,300,353
	Bermuda — 0.2%
22,000	Kerry Properties Ltd.	37,421
	Cayman Islands — 6.7%
11,300	ASMPT Ltd.	101,154
27,871	CK Asset Holding Ltd.	146,812
36,326	CK Hutchison Holdings Ltd.	194,364
Shares	Description	Value

	Cayman Islands (Continued)
410,000	JS Global Lifestyle Co., Ltd. (c) (d)	$68,063
90,800	MGM China Holdings Ltd. (b)	118,733
2,200	SharkNinja, Inc. (b)	101,992
78,156	SITC International Holdings Co., Ltd.	131,342
469,841	WH Group Ltd. (c) (d)	246,592
		1,109,052
	Hong Kong — 0.8%
26,100	Link REIT	127,985
	Luxembourg — 1.9%
90,710	Samsonite International S.A. (b) (c) (d)	311,597
	New Zealand — 2.2%
20,591	Auckland International Airport Ltd.	97,619
5,779	EBOS Group Ltd.	118,457
28,390	Mercury NZ Ltd.	103,795
17,702	Spark New Zealand Ltd.	51,033
		370,904
	Singapore — 9.4%
41,100	City Developments Ltd.	198,735
170,600	Frasers Logistics & Commercial Trust (d)	133,535
266,100	Genting Singapore Ltd.	164,488
4,800	Jardine Cycle & Carriage Ltd.	112,117
26,500	Keppel Corp., Ltd.	131,821
47,500	Olam Group Ltd.	36,485
68,700	Sembcorp Industries Ltd.	255,803
39,000	Singapore Airlines Ltd.	184,301
10,800	UOL Group Ltd.	50,721
4,200	Venture Corp., Ltd.	38,006
35,400	Wilmar International Ltd.	96,593
124,200	Yangzijiang Shipbuilding Holdings Ltd.	150,821
		1,553,426
	South Korea — 46.4%
671	CJ CheilJedang Corp.	152,658
2,396	CosmoAM&T Co., Ltd. (b)	265,275
3,896	DB Insurance Co., Ltd.	258,117
1,625	Ecopro BM Co., Ltd.	304,672
732	Ecopro Co., Ltd.	488,759
3,677	Hanwha Aerospace Co., Ltd.	285,026
17,925	HMM Co., Ltd.	215,993
2,301	Hyundai Glovis Co., Ltd.	314,439
1,351	Hyundai Mobis Co., Ltd.	240,785
1,186	Hyundai Motor Co.	167,960
10,512	Hyundai Steel Co.	296,414
21,670	Industrial Bank of Korea	180,021
4,503	Kia Corp.	271,635

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
12,579	Korean Air Lines Co., Ltd.	$202,752
9,909	KT Corp.	243,429
1,164	L&F Co., Ltd.	149,576
410	LG Chem Ltd.	150,856
2,643	LG Corp.	164,135
2,531	LG Electronics, Inc.	189,253
1,079	LG Innotek Co., Ltd.	195,506
26,946	LG Uplus Corp.	206,878
1,529	Lotte Chemical Corp.	155,347
1,602	Orion Corp.	152,317
1,339	POSCO Future M Co., Ltd.	356,729
991	POSCO Holdings, Inc.	392,904
4,560	Samsung Electronics Co., Ltd.	231,143
11,507	Samsung Engineering Co., Ltd. (b)	257,957
397	Samsung SDI Co., Ltd.	150,633
2,516	Samsung SDS Co., Ltd.	252,085
1,651	SK Innovation Co., Ltd. (e)	182,058
4,531	SK Telecom Co., Ltd.	174,605
4,554	S-Oil Corp.	267,287
19,182	Woori Financial Group, Inc.	174,278
		7,691,482
	Total Common Stocks	16,502,220
	(Cost $16,491,713)
RIGHTS (a) — 0.0%
	South Korea — 0.0%
124	CosmoAM&T Co., Ltd., expiring 11/13/23 (b) (f) (g)	2,444
	(Cost $0)

	Total Investments — 99.6%	16,504,664
	(Cost $16,491,713)
	Net Other Assets and Liabilities — 0.4%	64,846
	Net Assets — 100.0%	$16,569,510

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (January 1, 2023 to September 30, 2023), the
Fund received 45 PIK shares of SK Innovation Co., Ltd.

(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $2,444 or 0.0% of net assets.

Sector Allocation	% of Total Long-Term Investments
Industrials	24.3%
Materials	19.1
Consumer Discretionary	10.9
Information Technology	9.4
Energy	8.8
Financials	6.5
Real Estate	5.4
Consumer Staples	5.1
Communication Services	4.7
Utilities	3.5
Health Care	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	46.6%
Australian Dollar	32.1
Singapore Dollar	9.4
Hong Kong Dollar	9.0
New Zealand Dollar	2.3
United States Dollar	0.6
Total	100.0%

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,502,220	$ 16,502,220	$ —	$ —
Rights*	2,444	—	2,444	—
Total Investments	$16,504,664	$16,502,220	$2,444	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Austria — 3.0%
22,947	ANDRITZ AG	$1,160,147
11,740	Erste Group Bank AG	407,366
44,565	OMV AG	2,135,313
100,960	Raiffeisen Bank International AG (b)	1,474,079
57,129	voestalpine AG	1,560,727
		6,737,632
	Belgium — 2.2%
7,064	Ackermans & van Haaren N.V.	1,068,730
42,027	KBC Ancora	1,719,559
6,734	Melexis N.V.	581,665
13,570	Solvay S.A.	1,504,271
		4,874,225
	Denmark — 2.1%
1,070	AP Moller - Maersk A.S., Class B	1,931,611
6,021	DSV A.S.	1,125,771
4,914	Novo Nordisk A/S, Class B	448,529
8,134	Pandora A.S.	843,557
1,582	ROCKWOOL A.S., Class B	384,038
		4,733,506
	Finland — 2.0%
35,653	Metso Oyj	375,207
395,744	Nokia Oyj	1,492,853
149,164	Stora Enso Oyj, Class R	1,875,096
23,131	UPM-Kymmene Oyj	794,062
		4,537,218
	France — 13.8%
36,150	Accor S.A.	1,220,734
57,001	Alstom S.A.	1,361,973
7,306	Alten S.A.	962,444
15,744	Arkema S.A.	1,557,338
314,057	Bollore SE	1,690,067
23,030	Bouygues S.A.	806,908
19,217	Carrefour S.A.	330,865
20,493	Cie de Saint-Gobain S.A.	1,232,375
38,147	Cie Generale des Etablissements Michelin SCA	1,172,420
13,359	Covivio S.A.	594,612
34,425	Credit Agricole S.A.	425,540
101,303	Elis S.A.	1,784,329
73,569	Engie S.A.	1,130,155
16,388	Eurazeo SE	978,065
89,596	Forvia SE (b)	1,857,565
382	Hermes International SCA	698,614
9,613	Imerys S.A.	284,574
11,357	Interparfums S.A.	631,578
3,526	Ipsen S.A.	463,001
Shares	Description	Value

	France (Continued)
425	LVMH Moet Hennessy Louis Vuitton SE	$321,901
65,360	Orange S.A.	750,446
19,916	Publicis Groupe S.A.	1,510,992
19,039	Renault S.A.	782,514
81,412	Rexel S.A.	1,833,352
5,237	Safran S.A.	822,993
34,445	Societe Generale S.A.	839,229
5,553	Sopra Steria Group SACA	1,150,111
26,299	TotalEnergies SE	1,732,506
18,931	Valeo SE	326,842
50,338	Veolia Environnement S.A.	1,459,821
3,384	Vinci S.A.	375,734
		31,089,598
	Germany — 17.1%
16,829	Aurubis AG	1,247,963
17,703	Bayerische Motoren Werke AG	1,803,896
36,897	Commerzbank AG	420,911
20,743	Continental AG	1,464,083
34,464	Daimler Truck Holding AG	1,195,864
76,510	Deutsche Bank AG	845,303
174,170	Deutsche Lufthansa AG (b)	1,382,164
16,616	DHL Group	676,955
155,390	E.ON SE	1,840,004
36,976	Evonik Industries AG	677,284
18,304	Fresenius Medical Care AG & Co. KGaA	790,332
43,146	Fresenius SE & Co. KGaA	1,343,851
9,536	FUCHS SE (Preference Shares)	371,217
26,568	Heidelberg Materials AG	2,065,105
43,060	Hensoldt AG	1,271,974
23,250	HOCHTIEF AG	2,353,637
21,621	HUGO BOSS AG	1,369,699
37,940	Infineon Technologies AG	1,257,714
44,452	Jungheinrich AG (Preference Shares)	1,333,771
91,196	K+S AG	1,656,444
10,050	KION Group AG	386,657
28,381	LANXESS AG	721,640
7,092	LEG Immobilien SE (b)	489,920
20,198	Mercedes-Benz Group AG	1,407,037
1,557	MTU Aero Engines AG	282,724
33,768	Porsche Automobil Holding SE (Preference Shares)	1,665,462
3,923	Rheinmetall AG	1,011,598
153,068	Schaeffler AG (Preference Shares)	882,789
2,393	Siemens AG	343,220
11,865	Sixt SE	1,101,387
7,237	SMA Solar Technology AG (b)	470,174

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
126,164	Telefonica Deutschland Holding AG	$226,091
216,080	thyssenkrupp AG	1,650,784
11,378	Volkswagen AG (Preference Shares)	1,310,482
9,569	Wacker Chemie AG	1,372,347
		38,690,483
	Greece — 2.5%
881,011	Eurobank Ergasias Services and Holdings S.A. (b)	1,358,984
26,535	Hellenic Telecommunications Organization S.A.	387,708
68,205	Mytilineos S.A.	2,515,188
239,864	National Bank of Greece S.A. (b)	1,354,204
		5,616,084
	Ireland — 2.7%
23,104	CRH PLC	1,264,482
8,586	Flutter Entertainment PLC (b)	1,402,715
53,583	Glanbia PLC	884,316
16,342	Ryanair Holdings PLC, ADR (b)	1,588,606
32,198	Smurfit Kappa Group PLC	1,072,481
		6,212,600
	Italy — 8.5%
1,215,635	A2A S.p.A.	2,166,898
99,290	Banco BPM S.p.A.	476,059
132,369	Brembo S.p.A.	1,645,778
11,746	Brunello Cucinelli S.p.A.	894,750
63,935	Buzzi S.p.A.	1,752,070
127,227	Enel S.p.A.	782,853
138,461	Eni S.p.A.	2,233,294
12,804	ERG S.p.A.	309,186
20,789	Interpump Group S.p.A.	955,874
132,124	Leonardo S.p.A.	1,908,139
11,264	Moncler S.p.A.	655,940
154,883	Pirelli & C S.p.A. (c) (d)	746,864
36,940	Prysmian S.p.A.	1,489,941
1,176,651	Telecom Italia S.p.A. (b)	368,353
82,113	UniCredit S.p.A.	1,973,282
151,000	Unipol Gruppo S.p.A.	817,700
		19,176,981
	Jersey — 1.4%
338,476	Glencore PLC	1,940,579
52,815	Wizz Air Holdings PLC (b) (c) (d)	1,237,248
		3,177,827
	Luxembourg — 1.9%
64,119	ArcelorMittal S.A.	1,611,703
Shares	Description	Value

	Luxembourg (Continued)
42,549	InPost S.A. (b)	$494,834
136,411	Tenaris S.A.	2,161,145
		4,267,682
	Netherlands — 3.5%
48,966	ABN AMRO Bank N.V. (c) (d)	695,780
1,922	ASM International N.V.	807,734
8,470	Heineken Holding N.V.	639,380
11,361	Koninklijke Ahold Delhaize N.V.	342,566
34,346	OCI N.V.	958,282
6,558	Randstad N.V.	363,174
35,042	Signify N.V. (c) (d)	945,098
29,202	STMicroelectronics N.V.	1,265,363
72,734	Technip Energies N.V.	1,812,487
		7,829,864
	Norway — 4.1%
30,258	Aker ASA, Class A	1,865,552
47,600	Aker BP ASA	1,317,197
69,593	Equinor ASA	2,284,602
42,114	Mowi ASA	746,281
209,082	Norsk Hydro ASA	1,313,524
44,797	Yara International ASA	1,697,375
		9,224,531
	Portugal — 0.7%
102,504	Galp Energia SGPS S.A.	1,521,548
	Spain — 5.9%
36,531	ACS Actividades de Construccion y Servicios S.A.	1,315,865
217,560	Banco Bilbao Vizcaya Argentaria S.A.	1,773,418
723,989	Banco de Sabadell S.A.	842,364
521,595	Banco Santander S.A.	1,995,445
35,796	Endesa S.A.	729,469
12,316	Grupo Catalana Occidente S.A.	397,143
34,699	Industria de Diseno Textil S.A.	1,294,632
1,040,002	International Consolidated Airlines Group S.A. (b)	1,877,993
125,977	Repsol S.A.	2,073,756
269,869	Telefonica S.A.	1,103,614
		13,403,699
	Sweden — 6.8%
20,972	AddTech AB, Class B	336,303
10,910	Alfa Laval AB	375,265
66,574	Beijer Ref AB	703,790
40,758	Boliden AB	1,173,063
83,193	Embracer Group AB (b)	166,835
27,211	Essity AB, Class B	587,529
8,716	Evolution AB (c) (d)	882,645
378,869	Fastighets AB Balder, Class B (b)	1,709,593

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
54,562	H & M Hennes & Mauritz AB, Class B	$776,364
94,148	Hexpol AB	837,164
30,302	Holmen AB, Class B	1,180,956
19,172	Saab AB, Class B	977,065
76,186	Skanska AB, Class B	1,255,175
78,950	SKF AB, Class B	1,316,249
272,350	SSAB AB, Class B	1,498,161
66,547	Telefonaktiebolaget LM Ericsson, Class B	324,830
56,485	Volvo AB, Class B	1,166,350
		15,267,337
	Switzerland — 2.0%
4,973	BKW AG	877,413
2,434	Cie Financiere Richemont S.A., Class A	297,818
14,206	Coca-Cola HBC AG	389,816
3,296	DSM-Firmenich AG	279,229
8,752	Dufry AG (b)	333,787
10,017	Georg Fischer AG	565,224
12,059	Holcim AG	774,379
2,609	Kuehne + Nagel International AG	743,922
3,001	SFS Group AG	328,509
		4,590,097
	United Kingdom — 18.7%
93,187	3i Group PLC	2,356,963
23,485	Anglo American PLC	649,161
39,781	Antofagasta PLC	693,595
80,938	Associated British Foods PLC	2,042,213
215,718	Barclays PLC	418,329
269,272	Barratt Developments PLC	1,449,193
7,495	Berkeley Group Holdings PLC	375,573
184,440	BP PLC	1,195,845
22,143	British American Tobacco PLC	696,224
323,919	British Land (The) Co., PLC	1,252,439
861,561	BT Group PLC	1,226,747
24,322	Burberry Group PLC	566,356
1,480,618	Centrica PLC	2,790,159
300,014	DS Smith PLC	1,050,928
302,893	easyJet PLC (b)	1,579,138
114,619	Evraz PLC (b) (e) (f) (g)	0
44,015	GSK PLC	801,249
179,836	IG Group Holdings PLC	1,411,963
1,139,545	ITV PLC	981,877
338,556	J Sainsbury PLC	1,044,253
883,373	JD Sports Fashion PLC	1,613,481
480,917	Kingfisher PLC	1,310,258
752,189	Marks & Spencer Group PLC (b)	2,171,400
165,068	Melrose Industries PLC	944,972
Shares	Description	Value

	United Kingdom (Continued)
122,480	Mondi PLC	$2,051,047
100,012	Persimmon PLC	1,314,824
17,220	Rio Tinto PLC	1,087,070
1,053,681	Rolls-Royce Holdings PLC (b)	2,839,899
68,018	Shell PLC	2,162,700
51,201	Standard Chartered PLC	473,528
1,056,037	Taylor Wimpey PLC	1,511,385
65,559	UNITE Group (The) PLC	717,901
1,056,601	Vodafone Group PLC	990,338
10,535	Whitbread PLC	445,257
		42,216,265
	United States — 0.2%
4,172	Autoliv, Inc., SDR	404,578
	Total Common Stocks	223,571,755
	(Cost $229,825,379)
RIGHTS (a) — 0.0%
	Italy — 0.0%
132,567	Brembo S.p.A., expiring 10/10/23 (b) (e) (f)	0
	(Cost $0)

	Total Investments — 99.1%	223,571,755
	(Cost $229,825,379)
	Net Other Assets and Liabilities — 0.9%	1,974,588
	Net Assets — 100.0%	$225,546,343

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
SDR	– Swedish Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Industrials	24.8%
Materials	18.0
Consumer Discretionary	15.7
Financials	10.5
Energy	9.2
Utilities	5.4
Consumer Staples	4.7
Communication Services	4.2
Information Technology	3.7
Real Estate	2.1
Health Care	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	61.3%
British Pound Sterling	22.4
Swedish Krona	7.0
Norwegian Krone	4.1
Danish Krone	2.1
Swiss Franc	1.8
United States Dollar	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 42,216,265	$ 42,216,265	$ —	$ —**
Other Country Categories*	181,355,490	181,355,490	—	—
Rights*	—**	—	—**	—
Total Investments	$223,571,755	$223,571,755	$—**	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Brazil — 38.1%
177,588	Banco Bradesco S.A. (Preference Shares)	$505,219
299,008	Banco do Brasil S.A.	2,806,537
71,942	BB Seguridade Participacoes S.A.	446,690
265,777	Caixa Seguridade Participacoes S.A.	590,081
548,165	CCR S.A.	1,405,705
46,213	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	561,096
613,332	Cia Energetica de Minas Gerais (Preference Shares)	1,514,249
151,479	Cia Siderurgica Nacional S.A.	365,848
462,404	Gerdau S.A. (Preference Shares)	2,219,775
857,201	Itausa S.A. (Preference Shares)	1,543,339
524,109	JBS S.A.	1,882,040
387,867	Klabin S.A.	1,837,267
498,686	Petroleo Brasileiro S.A. (Preference Shares)	3,436,648
74,987	PRIO S.A. (b)	701,751
99,484	Raia Drogasil S.A.	546,647
224,888	Suzano S.A.	2,428,489
181,493	Telefonica Brasil S.A.	1,559,095
371,834	TIM S.A.	1,101,473
116,520	Vale S.A.	1,566,566
115,356	WEG S.A.	832,372
		27,850,887
	Cayman Islands — 1.0%
96,909	NU Holdings Ltd., Class A (b)	702,590
	Chile — 16.7%
17,663	Banco de Credito e Inversiones S.A.	452,303
1,217,656	Cencosud S.A.	2,308,840
23,070,383	Cia Sud Americana de Vapores S.A.	1,383,730
1,372,691	Empresas CMPC S.A.	2,527,271
260,033	Empresas Copec S.A.	1,843,479
42,054,500	Enel Chile S.A.	2,555,498
199,506	Falabella S.A.	445,821
11,432	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	679,912
		12,196,854
	Colombia — 2.0%
220,972	Bancolombia S.A. (Preference Shares)	1,466,630
	Mexico — 41.7%
101,797	Arca Continental S.A.B. de C.V.	924,540
2,526,488	Cemex S.A.B. de C.V., Series CPO (b)	1,648,324
Shares	Description	Value

	Mexico (Continued)
287,742	Coca-Cola Femsa S.A.B. de C.V.	$2,258,347
147,129	El Puerto de Liverpool S.A.B. de C.V., Series C1	772,390
1,323,638	Fibra Uno Administracion S.A. de C.V.	2,206,380
193,923	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	2,117,881
93,993	Gruma S.A.B. de C.V., Class B	1,609,814
206,911	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,245,597
95,023	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,561,807
60,440	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,479,345
367,401	Grupo Bimbo S.A.B. de C.V., Series A	1,771,283
371,996	Grupo Carso S.A.B. de C.V., Series A1	2,724,947
402,367	Grupo Comercial Chedraui S.A. de C.V.	2,362,600
164,496	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,379,114
429,883	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	845,336
62,671	Industrias Penoles S.A.B. de C.V. (b)	738,818
658,245	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	1,310,636
425,165	Orbia Advance Corp. S.A.B. de C.V.	883,387
255,451	Prologis Property Mexico S.A. de C.V.	878,743
92,570	Promotora y Operadora de Infraestructura S.A.B. de C.V.	827,407
		30,546,696

	Total Investments — 99.5%	72,763,657
	(Cost $67,649,395)
	Net Other Assets and Liabilities — 0.5%	384,410
	Net Assets — 100.0%	$73,148,067

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Consumer Staples	23.5%
Materials	19.5
Industrials	18.1
Financials	14.8
Energy	8.2
Utilities	6.4
Real Estate	4.2
Communication Services	3.6
Consumer Discretionary	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Mexican Peso	42.0%
Brazilian Real	38.3
Chilean Peso	16.7
Colombia Peso	2.0
United States Dollar	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 72,763,657	$ 72,763,657	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.8%
	Aerospace & Defense — 1.3%
20,516	Embraer S.A. (BRL) (b)	$70,284
	Banks — 12.1%
23,335	Banco Bradesco S.A. (Preference Shares) (BRL)	66,386
19,250	Banco do Brasil S.A. (BRL)	180,683
12,418	Banco Santander Brasil S.A. (BRL)	64,356
6,753	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	36,556
79,250	Itausa S.A. (Preference Shares) (BRL)	142,685
24,984	NU Holdings Ltd., Class A (b)	181,134
		671,800
	Broadline Retail — 0.4%
56,952	Magazine Luiza S.A. (BRL) (b)	24,020
	Capital Markets — 5.5%
30,236	Banco BTG Pactual S.A. (BRL)	186,894
5,042	XP, Inc., Class A	116,218
		303,112
	Commercial Services & Supplies — 2.8%
45,041	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	154,033
	Consumer Staples Distribution & Retail — 1.9%
19,276	Raia Drogasil S.A. (BRL)	105,918
	Containers & Packaging — 2.2%
26,209	Klabin S.A. (BRL)	124,148
	Diversified Telecommunication Services — 2.0%
13,186	Telefonica Brasil S.A. (BRL)	113,273
	Electric Utilities — 7.8%
29,998	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	139,649
44,367	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	109,538
23,152	Cia Paranaense de Energia (Preference Shares) (BRL)	41,269
3,823	Energisa S.A. (BRL)	35,556
11,831	Equatorial Energia S.A. (BRL)	75,460
5,099	Transmissora Alianca de Energia Eletrica S.A. (BRL)	35,058
		436,530
	Financial Services — 5.4%
83,628	Cielo S.A. (BRL)	58,397
Shares	Description	Value

	Financial Services (Continued)
12,529	Pagseguro Digital Ltd., Class A (b)	$107,875
12,378	StoneCo Ltd., Class A (b)	132,073
		298,345
	Food Products — 7.5%
43,571	JBS S.A. (BRL)	156,461
17,871	M Dias Branco S.A. (BRL)	129,876
16,707	Sao Martinho S.A. (BRL)	130,490
		416,827
	Ground Transportation — 2.5%
8,329	Localiza Rent a Car S.A. (BRL)	97,034
8,645	Rumo S.A. (BRL)	39,247
		136,281
	Health Care Providers & Services — 0.7%
43,819	Hapvida Participacoes e Investimentos S.A. (BRL) (b) (c) (d)	40,972
	Hotels, Restaurants & Leisure — 3.4%
44,230	Smartfit Escola de Ginastica e Danca S.A. (BRL) (b)	189,185
	Independent Power and Renewable Electricity Producers — 3.3%
66,360	Auren Energia S.A. (BRL)	181,262
	Insurance — 4.0%
36,930	Caixa Seguridade Participacoes S.A. (BRL)	81,992
27,054	Porto Seguro S.A. (BRL)	141,499
		223,491
	Metals & Mining — 10.7%
31,358	Cia Siderurgica Nacional S.A. (BRL)	75,735
37,931	Gerdau S.A. (Preference Shares) (BRL)	182,088
80,451	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	178,458
11,846	Vale S.A. (BRL)	159,265
		595,546
	Oil, Gas & Consumable Fuels — 11.1%
10,746	Cosan S.A. (BRL)	36,643
32,202	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	221,917
5,176	PRIO S.A. (BRL) (b)	48,438

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
172,897	Raizen S.A. (Preference Shares) (BRL)	$123,140
50,341	Ultrapar Participacoes S.A. (BRL)	187,782
		617,920
	Paper & Forest Products — 3.3%
17,204	Suzano S.A. (BRL)	185,780
	Personal Care Products — 1.2%
22,722	Natura & Co. Holding S.A. (BRL) (b)	65,817
	Real Estate Management & Development — 3.1%
38,577	Aliansce Sonae Shopping Centers S.A. (BRL)	173,370
	Specialty Retail — 2.6%
9,596	Lojas Renner S.A. (BRL)	25,581
31,610	Vibra Energia S.A. (BRL)	118,981
		144,562
	Textiles, Apparel & Luxury Goods — 1.1%
47,982	GRUPO DE MODA SOMA S.A. (BRL)	63,479
	Water Utilities — 1.5%
6,724	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	81,640
	Wireless Telecommunication Services — 1.4%
26,017	TIM S.A. (BRL)	77,069
	Total Common Stocks	5,494,664
	(Cost $4,876,736)
RIGHTS (a) — 0.0%
	Ground Transportation — 0.0%
61	Localiza Rent a Car S.A., expiring 11/21/23 (BRL) (b) (e)	194
	(Cost $0)

	Total Investments — 98.8%	5,494,858
	(Cost $4,876,736)
	Net Other Assets and Liabilities — 1.2%	67,803
	Net Assets — 100.0%	$5,562,661

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real

Country Allocation†	% of Net Assets
Brazil	89.1%
Cayman Islands	9.7
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
Brazilian Real	90.2%
United States Dollar	9.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,494,664	$ 5,494,664	$ —	$ —
Rights*	194	194	—	—
Total Investments	$5,494,858	$5,494,858	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Automobiles — 7.7%
4,000	BYD Co., Ltd., Class H (HKD)	$123,612
663,274	Dongfeng Motor Group Co., Ltd., Class H (HKD)	261,720
304,000	Guangzhou Automobile Group Co., Ltd., Class H (HKD)	150,235
7,000	Li Auto, Inc., Class A (HKD) (b)	123,625
		659,192
	Banks — 6.0%
308,000	Agricultural Bank of China Ltd., Class H (HKD)	114,847
151,142	Bank of China Ltd., Class H (HKD)	52,883
91,858	Bank of Communications Co., Ltd., Class H (HKD)	55,601
129,000	China CITIC Bank Corp., Ltd., Class H (HKD)	59,962
186,858	China Construction Bank Corp., Class H (HKD)	105,468
210,856	China Everbright Bank Co., Ltd., Class H (HKD)	63,276
171,000	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	63,107
		515,144
	Capital Markets — 0.7%
607,856	China Cinda Asset Management Co., Ltd., Class H (HKD)	61,321
	Chemicals — 1.1%
17,400	Tianqi Lithium Corp., Class H (HKD)	97,433
	Communications Equipment — 1.6%
45,400	ZTE Corp., Class H (HKD)	137,111
	Construction & Engineering — 2.2%
367,000	China Railway Group Ltd., Class H (HKD)	189,336
	Construction Materials — 3.4%
91,100	Anhui Conch Cement Co., Ltd., Class H (HKD)	242,555
98,000	China National Building Material Co., Ltd., Class H (HKD)	51,434
		293,989
	Diversified Telecommunication Services — 1.8%
1,636,373	China Tower Corp., Ltd., Class H (HKD) (c) (d)	156,722
Shares	Description	Value

	Financial Services — 0.6%
82,000	Shandong Hi-Speed Holdings Group Ltd. (HKD) (b)	$49,320
	Food Products — 1.5%
218,000	China Feihe Ltd. (HKD) (c) (d)	128,613
	Gas Utilities — 4.2%
66,786	Beijing Enterprises Holdings Ltd. (HKD)	230,269
154,000	Kunlun Energy Co., Ltd. (HKD)	132,742
		363,011
	Health Care Providers & Services — 4.8%
122,200	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (HKD)	190,690
77,600	Sinopharm Group Co., Ltd., Class H (HKD)	224,943
		415,633
	Household Durables — 3.5%
118,000	Hisense Home Appliances Group Co., Ltd., Class H (HKD)	302,122
	Independent Power and Renewable Electricity Producers — 9.9%
329,000	China Power International Development Ltd. (HKD)	119,736
80,000	China Resources Power Holdings Co., Ltd. (HKD)	152,625
1,282,000	Datang International Power Generation Co., Ltd., Class H (HKD)	199,725
348,000	Huadian Power International Corp., Ltd., Class H (HKD)	143,983
484,000	Huaneng Power International, Inc., Class H (HKD) (b)	234,863
		850,932
	Insurance — 4.5%
500,714	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	179,672
163,802	PICC Property & Casualty Co., Ltd., Class H (HKD)	210,428
		390,100
	Machinery — 3.4%
185,000	Sany Heavy Equipment International Holdings Co., Ltd. (HKD)	292,468

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Marine Transportation — 7.6%
335,844	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	$344,381
23,000	Orient Overseas International Ltd. (HKD)	306,923
		651,304
	Metals & Mining — 4.8%
298,127	China Hongqiao Group Ltd. (HKD)	292,000
78,286	Jiangxi Copper Co., Ltd., Class H (HKD)	122,763
		414,763
	Oil, Gas & Consumable Fuels — 15.8%
326,360	China Coal Energy Co., Ltd., Class H (HKD)	255,888
515,714	China Petroleum & Chemical Corp., Class H (HKD)	281,863
221,361	Inner Mongolia Yitai Coal Co., Ltd., Class B (b) (e)	309,684
436,570	PetroChina Co., Ltd., Class H (HKD)	328,921
96,000	Yankuang Energy Group Co., Ltd., Class H (HKD)	181,434
		1,357,790
	Pharmaceuticals — 1.6%
208,500	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	138,451
	Real Estate Management & Development — 1.7%
27,564	China Overseas Land & Investment Ltd. (HKD)	57,163
50,000	Longfor Group Holdings Ltd. (HKD) (c) (d)	89,899
		147,062
	Semiconductors & Semiconductor Equipment — 4.5%
1,310,000	GCL Technology Holdings Ltd. (HKD)	244,236
56,000	Hua Hong Semiconductor Ltd. (HKD) (b) (c) (d)	141,878
		386,114
	Technology Hardware, Storage & Peripherals — 0.7%
58,000	Lenovo Group Ltd. (HKD)	59,770
	Textiles, Apparel & Luxury Goods — 3.3%
84,200	Lao Feng Xiang Co., Ltd., Class B (e)	286,954
Shares	Description	Value

	Transportation Infrastructure — 2.5%
171,142	China Merchants Port Holdings Co., Ltd. (HKD)	$213,082

	Total Investments — 99.4%	8,557,737
	(Cost $9,254,214)
	Net Other Assets and Liabilities — 0.6%	53,829
	Net Assets — 100.0%	$8,611,566

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar

Country Allocation†	% of Net Assets
China	67.2%
Cayman Islands	13.6
Hong Kong	12.9
Bermuda	5.7
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	93.0%
United States Dollar	7.0
Total	100.0%

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,557,737	$ 8,557,737	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.9%
	Air Freight & Logistics — 1.7%
41,700	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	$2,177,363
82,400	SG Holdings Co., Ltd. (JPY)	1,055,915
		3,233,278
	Automobile Components — 5.3%
38,100	Aisin Corp. (JPY)	1,440,478
105,200	Denso Corp. (JPY)	1,690,212
117,200	Niterra Co., Ltd. (JPY)	2,653,940
144,000	Sumitomo Electric Industries Ltd. (JPY)	1,735,921
107,100	Yokohama Rubber (The) Co., Ltd. (JPY)	2,230,294
		9,750,845
	Automobiles — 10.8%
232,500	Honda Motor Co., Ltd. (JPY)	2,616,870
194,000	Isuzu Motors Ltd. (JPY)	2,441,227
302,900	Mazda Motor Corp. (JPY)	3,438,637
842,400	Mitsubishi Motors Corp. (JPY)	3,671,971
430,500	Nissan Motor Co., Ltd. (JPY)	1,902,162
125,000	Subaru Corp. (JPY)	2,430,741
32,400	Suzuki Motor Corp. (JPY)	1,304,326
81,900	Yamaha Motor Co., Ltd. (JPY)	2,154,369
		19,960,303
	Banks — 2.2%
237,800	Mitsubishi UFJ Financial Group, Inc. (JPY)	2,018,531
76,700	Mizuho Financial Group, Inc. (JPY)	1,304,167
13,700	Sumitomo Mitsui Financial Group, Inc. (JPY)	673,541
		3,996,239
	Broadline Retail — 0.3%
25,100	Mercari, Inc. (JPY) (b)	541,840
	Building Products — 0.5%
5,800	Daikin Industries Ltd. (JPY)	911,101
	Capital Markets — 0.4%
114,000	Daiwa Securities Group, Inc. (JPY)	658,414
	Chemicals — 5.7%
195,500	Mitsubishi Chemical Group Corp. (JPY)	1,233,257
79,900	Mitsui Chemicals, Inc. (JPY)	2,072,888
108,600	Nippon Sanso Holdings Corp. (JPY)	2,576,198
7,900	Nitto Denko Corp. (JPY)	518,490
17,600	Shin-Etsu Chemical Co., Ltd. (JPY)	511,488
Shares	Description	Value

	Chemicals (Continued)
386,800	Sumitomo Chemical Co., Ltd. (JPY)	$1,053,450
198,800	Tosoh Corp. (JPY)	2,551,515
		10,517,286
	Commercial Services & Supplies — 0.3%
27,300	TOPPAN Holdings, Inc. (JPY)	653,088
	Construction & Engineering — 2.4%
155,600	Kajima Corp. (JPY)	2,533,810
278,300	Shimizu Corp. (JPY)	1,935,846
		4,469,656
	Consumer Staples Distribution & Retail — 1.3%
39,600	Lawson, Inc. (JPY)	1,821,007
31,200	MatsukiyoCocokara & Co. (JPY)	559,633
		2,380,640
	Electric Utilities — 4.2%
240,100	Chubu Electric Power Co., Inc. (JPY)	3,063,910
233,900	Kansai Electric Power (The) Co., Inc. (JPY)	3,251,654
320,300	Tokyo Electric Power Co., Holdings, Inc. (JPY) (b)	1,433,463
		7,749,027
	Electrical Equipment — 0.8%
125,000	Mitsubishi Electric Corp. (JPY)	1,546,607
	Financial Services — 1.4%
197,600	Mitsubishi HC Capital, Inc. (JPY)	1,316,980
32,200	ORIX Corp. (JPY)	601,811
16,300	Tokyo Century Corp. (JPY)	650,735
		2,569,526
	Food Products — 1.0%
29,500	Ajinomoto Co., Inc. (JPY)	1,137,835
26,300	MEIJI Holdings Co., Ltd. (JPY)	653,980
		1,791,815
	Gas Utilities — 2.3%
76,400	Osaka Gas Co., Ltd. (JPY)	1,258,678
134,300	Tokyo Gas Co., Ltd. (JPY)	3,047,452
		4,306,130
	Ground Transportation — 1.4%
17,700	Hankyu Hanshin Holdings, Inc. (JPY)	604,173
42,600	Keisei Electric Railway Co., Ltd. (JPY)	1,476,633
16,900	Kintetsu Group Holdings Co., Ltd. (JPY)	479,271
		2,560,077

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hotels, Restaurants & Leisure — 2.1%
30,100	Oriental Land Co., Ltd. (JPY)	$988,764
66,000	Zensho Holdings Co., Ltd. (JPY)	2,869,834
		3,858,598
	Household Durables — 6.1%
47,500	Haseko Corp. (JPY)	606,146
104,400	Iida Group Holdings Co., Ltd. (JPY)	1,737,089
136,300	Nikon Corp. (JPY)	1,437,881
32,600	Open House Group Co., Ltd. (JPY)	1,106,882
240,800	Panasonic Holdings Corp. (JPY)	2,710,289
41,000	Sekisui Chemical Co., Ltd. (JPY)	590,692
121,100	Sumitomo Forestry Co., Ltd. (JPY)	3,084,225
		11,273,204
	Insurance — 1.4%
162,900	Japan Post Holdings Co., Ltd. (JPY)	1,305,358
38,900	Japan Post Insurance Co., Ltd. (JPY)	656,099
40,000	T&D Holdings, Inc. (JPY)	660,600
		2,622,057
	IT Services — 1.1%
36,400	NEC Corp. (JPY)	2,012,181
	Leisure Products — 0.5%
54,900	Sega Sammy Holdings, Inc. (JPY)	1,013,578
	Machinery — 6.1%
83,800	Hitachi Construction Machinery Co., Ltd. (JPY)	2,549,216
68,900	Kawasaki Heavy Industries Ltd. (JPY)	1,669,018
43,500	Komatsu Ltd. (JPY)	1,176,864
25,100	Mitsubishi Heavy Industries Ltd. (JPY)	1,401,797
197,100	NGK Insulators Ltd. (JPY)	2,614,107
24,600	Toyota Industries Corp. (JPY)	1,938,336
		11,349,338
	Marine Transportation — 5.9%
119,900	Kawasaki Kisen Kaisha Ltd. (JPY)	4,095,086
122,400	Mitsui OSK Lines Ltd. (JPY)	3,366,327
132,300	Nippon Yusen KK (JPY)	3,440,296
		10,901,709
	Metals & Mining — 4.2%
164,700	JFE Holdings, Inc. (JPY)	2,414,733
Shares	Description	Value

	Metals & Mining (Continued)
140,500	Nippon Steel Corp. (JPY)	$3,295,319
72,900	Sumitomo Metal Mining Co., Ltd. (JPY)	2,145,926
		7,855,978
	Oil, Gas & Consumable Fuels — 5.1%
512,200	ENEOS Holdings, Inc. (JPY)	2,021,860
146,300	Idemitsu Kosan Co., Ltd. (JPY)	3,365,762
264,200	Inpex Corp. (JPY)	3,988,458
		9,376,080
	Paper & Forest Products — 1.4%
628,100	Oji Holdings Corp. (JPY)	2,643,703
	Passenger Airlines — 1.1%
73,900	ANA Holdings, Inc. (JPY) (b)	1,549,309
27,100	Japan Airlines Co., Ltd. (JPY)	527,347
		2,076,656
	Pharmaceuticals — 1.0%
32,300	Ono Pharmaceutical Co., Ltd. (JPY)	619,890
27,900	Shionogi & Co., Ltd. (JPY)	1,248,256
		1,868,146
	Real Estate Management & Development — 1.0%
66,800	Daiwa House Industry Co., Ltd. (JPY)	1,794,714
	Semiconductors & Semiconductor Equipment — 4.8%
70,400	Advantest Corp. (JPY)	1,969,636
4,000	Disco Corp. (JPY)	738,223
156,200	Renesas Electronics Corp. (JPY) (b)	2,388,886
20,600	SCREEN Holdings Co., Ltd. (JPY)	1,003,671
208,100	SUMCO Corp. (JPY)	2,714,045
		8,814,461
	Specialty Retail — 0.6%
4,700	Fast Retailing Co., Ltd. (JPY)	1,024,980
	Technology Hardware, Storage & Peripherals — 3.3%
120,600	Brother Industries Ltd. (JPY)	1,943,690
22,300	Canon, Inc. (JPY)	537,952
207,200	Ricoh Co., Ltd. (JPY)	1,789,291
113,100	Seiko Epson Corp. (JPY)	1,778,161
		6,049,094
	Textiles, Apparel & Luxury Goods — 1.4%
76,300	Asics Corp. (JPY)	2,666,722

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 9.8%
59,400	ITOCHU Corp. (JPY)	$2,148,798
138,500	Marubeni Corp. (JPY)	2,161,282
60,900	Mitsubishi Corp. (JPY)	2,904,813
78,100	Mitsui & Co., Ltd. (JPY)	2,834,156
79,800	Sojitz Corp. (JPY)	1,750,431
138,900	Sumitomo Corp. (JPY)	2,773,539
59,100	Toyota Tsusho Corp. (JPY)	3,478,215
		18,051,234

	Total Investments — 98.9%	182,848,305
	(Cost $172,935,188)
	Net Other Assets and Liabilities — 1.1%	2,028,765
	Net Assets — 100.0%	$184,877,070

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen

Country Allocation†	% of Net Assets
Japan	98.9%
Total Investments	98.9
Net Other Assets and Liabilities	1.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 182,848,305	$ 182,848,305	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Australia — 3.6%
173,298	BlueScope Steel Ltd.	$2,166,044
31,054	Fortescue Metals Group Ltd.	417,692
1,115,630	Incitec Pivot Ltd.	2,252,305
421,984	Qantas Airways Ltd. (b)	1,405,410
404,859	Santos Ltd.	2,056,404
60,476	Seven Group Holdings Ltd.	1,211,208
639,245	South32 Ltd.	1,393,300
518,862	Whitehaven Coal Ltd.	2,371,914
83,779	Woodside Energy Group Ltd.	1,965,561
		15,239,838
	Austria — 1.6%
27,638	ANDRITZ AG	1,397,314
42,944	OMV AG	2,057,644
91,202	Raiffeisen Bank International AG (b)	1,331,606
68,814	voestalpine AG	1,879,953
		6,666,517
	Belgium — 1.2%
2,827	Ackermans & van Haaren N.V.	427,704
50,627	KBC Ancora	2,071,433
8,092	Melexis N.V.	698,965
16,344	Solvay S.A.	1,811,776
		5,009,878
	Canada — 9.2%
27,939	Alimentation Couche-Tard, Inc.	1,418,908
206,456	ARC Resources Ltd.	3,295,392
44,749	ATS Corp. (b)	1,907,578
42,906	Bombardier, Inc., Class B (b)	1,496,063
28,603	Brookfield Asset Management Ltd., Class A	953,117
16,937	Canadian Natural Resources Ltd.	1,095,340
80,545	Cenovus Energy, Inc.	1,677,020
331,779	Crescent Point Energy Corp.	2,750,474
3,518	Fairfax Financial Holdings Ltd.	2,871,823
27,624	Imperial Oil Ltd.	1,701,472
137,922	Lundin Mining Corp.	1,028,640
116,638	MEG Energy Corp. (b)	2,269,643
25,378	Nutrien Ltd.	1,567,242
14,451	Pembina Pipeline Corp.	434,514
19,054	SNC-Lavalin Group, Inc.	635,624
24,047	Stantec, Inc.	1,560,289
60,336	Suncor Energy, Inc.	2,074,945
38,483	Teck Resources Ltd., Class B	1,656,334
11,770	TFI International, Inc.	1,511,621
46,136	Tourmaline Oil Corp.	2,321,661
32,822	West Fraser Timber Co., Ltd.	2,382,903
302,882	Whitecap Resources, Inc.	2,557,745
		39,168,348
Shares	Description	Value

	Cayman Islands — 1.1%
153,907	CK Asset Holding Ltd.	$810,714
226,191	CK Hutchison Holdings Ltd.	1,210,249
653,316	SITC International Holdings Co., Ltd.	1,097,905
3,138,061	WH Group Ltd. (c) (d)	1,646,982
		4,765,850
	Denmark — 1.0%
1,279	AP Moller - Maersk A.S., Class B	2,308,906
7,253	DSV A.S.	1,356,124
4,893	Pandora A.S.	507,441
		4,172,471
	Finland — 0.9%
42,884	Metso Oyj	451,306
381,382	Nokia Oyj	1,438,675
143,746	Stora Enso Oyj, Class R	1,806,988
		3,696,969
	France — 6.7%
43,549	Accor S.A.	1,470,587
68,663	Alstom S.A.	1,640,624
8,795	Alten S.A.	1,158,595
18,976	Arkema S.A.	1,877,036
378,321	Bollore SE	2,035,898
23,108	Carrefour S.A.	397,858
8,223	Cie de Saint-Gobain S.A.	494,501
30,602	Cie Generale des Etablissements Michelin SCA	940,530
122,037	Elis S.A.	2,149,534
118,170	Engie S.A.	1,815,309
6,572	Eurazeo SE	392,229
107,919	Forvia SE (b)	2,237,449
455	Hermes International SCA	832,118
13,666	Interparfums S.A.	759,985
510	LVMH Moet Hennessy Louis Vuitton SE	386,281
17,984	Publicis Groupe S.A.	1,364,415
22,893	Renault S.A.	940,916
98,075	Rexel S.A.	2,208,593
6,316	Safran S.A.	992,557
4,465	Sopra Steria Group SACA	924,770
15,837	TotalEnergies SE	1,043,298
22,765	Valeo SE	393,035
60,647	Veolia Environnement S.A.	1,758,785
4,076	Vinci S.A.	452,568
		28,667,471
	Germany — 9.0%
15,184	Aurubis AG	1,125,977
21,336	Bayerische Motoren Werke AG	2,174,091
88,749	Commerzbank AG	1,012,425
24,989	Continental AG	1,763,774

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
41,518	Daimler Truck Holding AG	$1,440,631
209,810	Deutsche Lufthansa AG (b)	1,664,993
19,994	DHL Group	814,578
187,195	E.ON SE	2,216,614
17,317	Fresenius SE & Co. KGaA	539,365
11,468	FUCHS SE (Preference Shares)	446,426
31,996	Heidelberg Materials AG	2,487,018
38,892	Hensoldt AG	1,148,853
28,007	HOCHTIEF AG	2,835,196
26,054	HUGO BOSS AG	1,650,532
34,281	Infineon Technologies AG	1,136,418
40,161	Jungheinrich AG (Preference Shares)	1,205,021
109,858	K+S AG	1,995,412
22,758	LANXESS AG	578,665
18,252	Mercedes-Benz Group AG	1,271,475
1,869	MTU Aero Engines AG	339,378
40,679	Porsche Automobil Holding SE (Preference Shares)	2,006,317
4,720	Rheinmetall AG	1,217,115
184,121	Schaeffler AG (Preference Shares)	1,061,881
2,887	Siemens AG	414,072
10,711	Sixt SE	994,265
4,346	SMA Solar Technology AG (b)	282,351
260,285	thyssenkrupp AG	1,988,496
10,278	Volkswagen AG (Preference Shares)	1,183,787
8,651	Wacker Chemie AG	1,240,692
		38,235,818
	Greece — 1.6%
1,415,043	Eurobank Ergasias Services and Holdings S.A. (b)	2,182,743
82,160	Mytilineos S.A.	3,029,805
288,951	National Bank of Greece S.A. (b)	1,631,335
		6,843,883
	Hong Kong — 0.2%
145,396	Link REIT	712,967
	Ireland — 1.2%
9,261	CRH PLC	506,855
7,757	Flutter Entertainment PLC (b)	1,267,280
64,449	Glanbia PLC	1,063,645
19,691	Ryanair Holdings PLC, ADR (b)	1,914,162
12,919	Smurfit Kappa Group PLC	430,318
		5,182,260
	Israel — 0.4%
279,175	ICL Group Ltd.	1,542,149
Shares	Description	Value

	Italy — 4.2%
1,171,497	A2A S.p.A.	$2,088,221
159,454	Brembo S.p.A.	1,982,533
14,115	Brunello Cucinelli S.p.A.	1,075,208
77,028	Buzzi S.p.A.	2,110,869
153,019	Enel S.p.A.	941,556
166,784	Eni S.p.A.	2,690,127
25,012	Interpump Group S.p.A.	1,150,047
119,372	Leonardo S.p.A.	1,723,975
6,780	Moncler S.p.A.	394,822
44,491	Prysmian S.p.A.	1,794,504
74,177	UniCredit S.p.A.	1,782,570
		17,734,432
	Japan — 22.2%
81,600	Advantest Corp.	2,282,987
17,100	Aisin Corp.	646,514
66,200	Asics Corp.	2,313,722
10,600	BayCurrent Consulting, Inc.	354,515
61,700	Brother Industries Ltd.	994,409
16,800	Dai Nippon Printing Co., Ltd.	437,313
400,900	ENEOS Holdings, Inc.	1,582,514
8,800	Goldwin, Inc.	597,109
20,200	Hitachi Construction Machinery Co., Ltd.	614,489
107,100	Honda Motor Co., Ltd.	1,205,448
107,100	Idemitsu Kosan Co., Ltd.	2,463,931
86,800	Iida Group Holdings Co., Ltd.	1,444,246
223,300	Inpex Corp.	3,371,017
78,000	Isuzu Motors Ltd.	981,524
14,100	ITOCHU Corp.	510,068
147,800	JFE Holdings, Inc.	2,166,955
39,800	Kajima Corp.	648,108
41,900	Kawasaki Heavy Industries Ltd.	1,014,976
102,700	Kawasaki Kisen Kaisha Ltd.	3,507,634
19,300	Komatsu Ltd.	522,149
22,200	Lawson, Inc.	1,020,867
173,000	Marubeni Corp.	2,699,652
254,200	Mazda Motor Corp.	2,885,776
39,200	Mitsubishi Corp.	1,869,764
92,000	Mitsubishi HC Capital, Inc.	613,169
477,700	Mitsubishi Motors Corp.	2,082,266
44,600	Mitsui & Co., Ltd.	1,618,481
36,900	Mitsui Chemicals, Inc.	957,316
92,900	Mitsui OSK Lines Ltd.	2,554,999
24,400	NEC Corp.	1,348,825
141,900	NGK Insulators Ltd.	1,881,998
23,400	NIPPON EXPRESS HOLDINGS, Inc.	1,221,829
50,200	Nippon Paint Holdings Co., Ltd.	337,936
99,500	Nippon Steel Corp.	2,333,696
100,700	Nippon Yusen KK	2,618,577
125,200	Nissan Motor Co., Ltd.	553,196

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
90,800	Niterra Co., Ltd.	$2,056,124
14,200	Nitto Denko Corp.	931,970
237,800	Oji Holdings Corp.	1,000,911
57,000	Osaka Gas Co., Ltd.	939,066
161,700	Renesas Electronics Corp. (b)	2,473,002
22,800	Rohm Co., Ltd.	429,789
21,000	Sanrio Co., Ltd.	997,725
49,400	Sega Sammy Holdings, Inc.	912,036
99,000	Seiko Epson Corp.	1,556,481
42,600	Shin-Etsu Chemical Co., Ltd.	1,238,034
30,000	Shinko Electric Industries Co., Ltd.	1,168,964
9,400	Shionogi & Co., Ltd.	420,559
90,000	Sojitz Corp.	1,974,170
88,900	Subaru Corp.	1,728,743
62,100	SUMCO Corp.	809,910
278,700	Sumitomo Chemical Co., Ltd.	759,040
106,200	Sumitomo Corp.	2,120,589
37,100	Sumitomo Electric Industries Ltd.	447,241
94,100	Sumitomo Forestry Co., Ltd.	2,396,578
60,700	Sumitomo Metal Mining Co., Ltd.	1,786,799
11,000	Sumitomo Mitsui Financial Group, Inc.	540,799
25,200	TDK Corp.	934,545
124,500	Tokyo Gas Co., Ltd.	2,825,077
46,100	TOPPAN Holdings, Inc.	1,102,834
139,080	Tosoh Corp.	1,785,034
43,300	Toyota Tsusho Corp.	2,548,337
71,800	Yamaha Motor Co., Ltd.	1,888,690
110,200	Yokohama Rubber (The) Co., Ltd.	2,294,850
		94,325,872
	Jersey — 0.8%
325,703	Glencore PLC	1,867,348
63,624	Wizz Air Holdings PLC (b) (c) (d)	1,490,460
		3,357,808
	Luxembourg — 1.6%
77,232	ArcelorMittal S.A.	1,941,313
51,188	InPost S.A. (b)	595,304
605,741	Samsonite International S.A. (b) (c) (d)	2,080,773
131,460	Tenaris S.A.	2,082,707
		6,700,097
	Netherlands — 1.9%
58,897	ABN AMRO Bank N.V. (c) (d)	836,893
2,308	ASM International N.V.	969,953
15,273	Heineken Holding N.V.	1,152,923
Shares	Description	Value

	Netherlands (Continued)
27,345	Koninklijke Ahold Delhaize N.V.	$824,528
13,763	OCI N.V.	383,999
28,091	Signify N.V. (c) (d)	757,627
26,392	STMicroelectronics N.V.	1,143,602
87,623	Technip Energies N.V.	2,183,511
		8,253,036
	Norway — 2.0%
36,449	Aker ASA, Class A	2,247,256
38,215	Aker BP ASA	1,057,494
66,965	Equinor ASA	2,198,329
188,894	Norsk Hydro ASA	1,186,697
53,958	Yara International ASA	2,044,488
		8,734,264
	Portugal — 0.1%
41,157	Galp Energia SGPS S.A.	610,926
	Singapore — 1.2%
256,500	City Developments Ltd.	1,240,282
1,425,200	Frasers Logistics & Commercial Trust (d)	1,115,555
1,110,000	Genting Singapore Ltd.	686,137
573,100	Sembcorp Industries Ltd.	2,133,928
		5,175,902
	South Korea — 11.3%
1,870	CJ CheilJedang Corp.	425,441
15,822	CosmoAM&T Co., Ltd. (b)	1,751,747
13,572	Ecopro BM Co., Ltd.	2,544,624
6,113	Ecopro Co., Ltd.	4,081,676
14,953	Hana Financial Group, Inc.	470,398
24,554	Hanwha Aerospace Co., Ltd.	1,903,326
149,607	HMM Co., Ltd.	1,802,734
19,205	Hyundai Glovis Co., Ltd.	2,624,427
5,649	Hyundai Mobis Co., Ltd.	1,006,806
6,604	Hyundai Motor Co.	935,249
52,645	Hyundai Steel Co.	1,484,469
60,298	Industrial Bank of Korea	500,919
30,076	Kia Corp.	1,814,278
104,994	Korean Air Lines Co., Ltd.	1,692,322
62,021	KT Corp.	1,523,637
9,700	L&F Co., Ltd.	1,246,465
2,571	LG Chem Ltd.	945,977
5,289	LG Electronics, Inc.	395,480
9,014	LG Innotek Co., Ltd.	1,633,261
168,671	LG Uplus Corp.	1,294,969
3,189	Lotte Chemical Corp.	324,005
8,938	POSCO Future M Co., Ltd.	2,381,215
8,274	POSCO Holdings, Inc.	3,280,414
7,983	Samsung Electro-Mechanics Co., Ltd.	812,853
38,047	Samsung Electronics Co., Ltd.	1,928,572

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
96,052	Samsung Engineering Co., Ltd. (b)	$2,153,233
2,478	Samsung SDI Co., Ltd.	940,222
15,757	Samsung SDS Co., Ltd.	1,578,736
17,228	Shinhan Financial Group Co., Ltd.	454,511
6,799	SK Innovation Co., Ltd. (e)	749,734
12,600	SK Telecom Co., Ltd.	485,549
3,528	SK, Inc.	382,239
38,018	S-Oil Corp.	2,231,381
53,376	Woori Financial Group, Inc.	484,949
		48,265,818
	Spain — 3.6%
58,668	ACS Actividades de Construccion y Servicios S.A.	2,113,252
262,082	Banco Bilbao Vizcaya Argentaria S.A.	2,136,335
870,801	Banco de Sabadell S.A.	1,013,180
628,315	Banco Santander S.A.	2,403,719
64,572	Endesa S.A.	1,315,880
41,791	Industria de Diseno Textil S.A.	1,559,237
1,252,798	International Consolidated Airlines Group S.A. (b)	2,262,251
121,404	Repsol S.A.	1,998,478
108,368	Telefonica S.A.	443,165
		15,245,497
	Sweden — 3.1%
13,113	Alfa Laval AB	451,040
53,398	Beijer Ref AB	564,500
24,554	Boliden AB	706,693
32,727	Essity AB, Class B	706,628
10,485	Evolution AB (c) (d)	1,061,787
342,284	Fastighets AB Balder, Class B (b)	1,544,508
65,623	H & M Hennes & Mauritz AB, Class B	933,752
113,239	Hexpol AB	1,006,921
15,376	Saab AB, Class B	783,609
30,599	Skanska AB, Class B	504,123
95,094	SKF AB, Class B	1,585,400
328,087	SSAB AB, Class B	1,804,763
68,049	Volvo AB, Class B	1,405,133
		13,058,857
	Switzerland — 1.1%
5,993	BKW AG	1,057,376
2,938	Cie Financiere Richemont S.A., Class A	359,486
17,102	Coca-Cola HBC AG	469,282
10,532	Dufry AG (b)	401,674
6,020	Georg Fischer AG	339,688
Shares	Description	Value

	Switzerland (Continued)
14,509	Holcim AG	$931,708
3,133	Kuehne + Nagel International AG	893,334
3,619	SFS Group AG	396,159
		4,848,707
	United Kingdom — 8.6%
112,262	3i Group PLC	2,839,423
78,006	Associated British Foods PLC	1,968,233
162,190	Barratt Developments PLC	872,889
222,172	BP PLC	1,440,486
292,658	British Land (The) Co., PLC	1,131,568
518,928	BT Group PLC	738,884
14,621	Burberry Group PLC	340,461
1,783,561	Centrica PLC	3,361,042
120,282	DS Smith PLC	421,339
364,871	easyJet PLC (b)	1,902,262
162,473	IG Group Holdings PLC	1,275,639
456,872	ITV PLC	393,659
407,217	J Sainsbury PLC	1,256,033
1,064,114	JD Sports Fashion PLC	1,943,605
289,652	Kingfisher PLC	789,157
906,100	Marks & Spencer Group PLC (b)	2,615,706
99,282	Melrose Industries PLC	568,364
147,552	Mondi PLC	2,470,902
90,358	Persimmon PLC	1,187,906
1,269,266	Rolls-Royce Holdings PLC (b)	3,420,947
81,925	Shell PLC	2,604,887
1,272,126	Taylor Wimpey PLC	1,820,649
847,255	Vodafone Group PLC	794,121
12,666	Whitbread PLC	535,322
		36,693,484
	United States — 0.1%
5,016	Autoliv, Inc., SDR	486,424
	Total Common Stocks	423,395,543
	(Cost $403,630,545)
RIGHTS (a) — 0.0%
	Italy — 0.0%
159,454	Brembo S.p.A., expiring 10/10/23 (b) (f) (g)	0
	South Korea — 0.0%
828	CosmoAM&T Co., Ltd., expiring 11/13/23 (b) (f) (g)	16,322
	Total Rights	16,322
	(Cost $0)

	Total Investments — 99.5%	423,411,865
	(Cost $403,630,545)
	Net Other Assets and Liabilities — 0.5%	2,149,165
	Net Assets — 100.0%	$425,561,030

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
Non-income producing security which makes payment-in-
kind (“PIK”) distributions. For the fiscal year-to-
date period (January 1, 2023 to September 30, 2023), the
Fund received 271 PIK shares of SK Innovation Co., Ltd.

(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $16,322 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
SDR	– Swedish Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Industrials	27.2%
Materials	17.2
Consumer Discretionary	16.1
Energy	13.5
Information Technology	7.0
Financials	6.6
Utilities	4.8
Consumer Staples	3.7
Communication Services	2.1
Real Estate	1.6
Health Care	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	31.7%
Japanese Yen	22.3
South Korean Won	11.4
British Pound Sterling	10.5
Canadian Dollar	9.2
Australian Dollar	3.6
Swedish Krona	3.2
Norwegian Krone	2.1
Hong Kong Dollar	1.8
Singapore Dollar	1.2
Swiss Franc	1.0
Danish Krone	1.0
United States Dollar	0.6
Israeli Shekel	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 423,395,543	$ 423,395,543	$ —	$ —
Rights:
Italy	—**	—	—**	—
South Korea	16,322	—	16,322	—
Total Investments	$423,411,865	$423,395,543	$16,322	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Bermuda — 1.3%
2,307,192	Kunlun Energy Co., Ltd.	$1,988,717
265,182	Orient Overseas International Ltd.	3,538,718
		5,527,435
	Brazil — 7.9%
350,971	Banco do Brasil S.A.	3,294,270
399,956	Cia Energetica de Minas Gerais (Preference Shares)	987,447
904,605	Gerdau S.A. (Preference Shares)	4,342,565
1,676,951	Itausa S.A. (Preference Shares)	3,019,249
1,025,321	JBS S.A.	3,681,858
252,930	Klabin S.A.	1,198,091
975,585	Petroleo Brasileiro S.A. (Preference Shares)	6,723,153
439,951	Suzano S.A.	4,750,881
236,704	Telefonica Brasil S.A.	2,033,378
170,961	Vale S.A.	2,298,504
		32,329,396
	Cayman Islands — 4.4%
1,375,703	C&D International Investment Group Ltd.	3,348,368
2,826,292	China Hongqiao Group Ltd.	2,768,203
1,477,715	China Overseas Property Holdings Ltd.	1,668,125
1,595,561	China State Construction International Holdings Ltd.	1,678,905
17,448,377	GCL Technology Holdings Ltd.	3,253,070
549,917	Kingsoft Corp., Ltd.	1,994,348
319,814	Longfor Group Holdings Ltd. (b) (c)	575,024
1,399,688	Yadea Group Holdings Ltd. (b) (c)	2,598,850
		17,884,893
	Chile — 4.4%
1,905,690	Cencosud S.A.	3,613,445
45,132,837	Cia Sud Americana de Vapores S.A.	2,707,005
2,148,328	Empresas CMPC S.A.	3,955,302
381,529	Empresas Copec S.A.	2,704,814
82,271,666	Enel Chile S.A.	4,999,347
		17,979,913
	China — 21.6%
3,559,468	Aluminum Corp. of China Ltd., Class H	1,990,879
1,041,902	Anhui Conch Cement Co., Ltd., Class H	2,774,077
1,719,270	AviChina Industry & Technology Co., Ltd., Class H	816,719
61,657	BYD Co., Ltd., Class H	1,905,387
Shares	Description	Value

	China (Continued)
4,762,775	China Coal Energy Co., Ltd., Class H	$3,734,341
1,391,458	China Construction Bank Corp., Class H	785,377
14,456,886	China Energy Engineering Corp., Ltd., Class H	1,661,509
2,976,206	China Everbright Bank Co., Ltd., Class H	893,134
3,299,957	China National Building Material Co., Ltd., Class H	1,731,951
679,609	China Pacific Insurance Group Co., Ltd., Class H	1,700,986
7,633,963	China Petroleum & Chemical Corp., Class H	4,172,337
2,958,301	China Railway Group Ltd., Class H	1,526,192
2,451,179	China Railway Signal & Communication Corp., Ltd., Class H (b) (c)	782,529
22,371,249	China Tower Corp., Ltd., Class H (b) (c)	2,142,580
2,476,406	Chongqing Rural Commercial Bank Co., Ltd., Class H	913,914
4,473,106	CMOC Group Ltd., Class H	2,873,179
873,638	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	954,972
4,011,072	COSCO SHIPPING Holdings Co., Ltd., Class H	4,113,027
7,699,407	Dongfeng Motor Group Co., Ltd., Class H	3,038,095
2,861,616	Guangzhou Automobile Group Co., Ltd., Class H	1,414,190
291,995	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	840,829
2,607,821	Hisense Home Appliances Group Co., Ltd., Class H	6,676,944
5,157,279	Huaneng Power International, Inc., Class H (d)	2,502,590
3,071,544	Inner Mongolia Yitai Coal Co., Ltd., Class B (d) (e)	4,297,090
2,130,148	Jiangxi Copper Co., Ltd., Class H	3,340,363
13,958,151	Metallurgical Corp. of China Ltd., Class H	2,941,016
7,616,919	PetroChina Co., Ltd., Class H	5,738,745
1,768,793	PICC Property & Casualty Co., Ltd., Class H	2,272,273
444,438	Shandong Gold Mining Co., Ltd., Class H (b) (c)	841,095
5,171,009	Sinopec Shanghai Petrochemical Co., Ltd., Class H (d)	732,966

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
1,193,047	Sinopharm Group Co., Ltd., Class H	$3,458,350
8,746,050	Sinotrans Ltd., Class H	3,194,211
562,655	Weichai Power Co., Ltd., Class H	765,923
1,753,359	Xinte Energy Co., Ltd., Class H (d)	3,461,512
804,745	Yankuang Energy Group Co., Ltd., Class H	1,520,917
2,159,780	Zijin Mining Group Co., Ltd., Class H	3,304,090
923,940	ZTE Corp., Class H	2,790,361
		88,604,650
	Colombia — 0.2%
144,097	Bancolombia S.A. (Preference Shares)	956,397
	Czech Republic — 0.6%
55,662	CEZ AS	2,364,176
	Egypt — 1.0%
2,172,008	Commercial International Bank Egypt SAE (e)	4,217,491
	Hong Kong — 5.1%
752,266	Beijing Enterprises Holdings Ltd.	2,593,706
580,736	BYD Electronic International Co., Ltd.	2,647,479
1,764,864	China Merchants Port Holdings Co., Ltd.	2,197,361
2,270,512	China Power International Development Ltd.	826,331
1,138,732	China Resources Pharmaceutical Group Ltd. (b) (c)	756,154
847,516	China Resources Power Holdings Co., Ltd.	1,616,903
815,416	Hua Hong Semiconductor Ltd. (b) (c) (d)	2,065,887
1,667,757	Lenovo Group Ltd.	1,718,668
580,736	Sinotruk Hong Kong Ltd.	1,118,319
8,995,451	Sun Art Retail Group Ltd.	1,906,850
3,028,546	Yuexiu Property Co., Ltd.	3,492,267
		20,939,925
	Hungary — 2.2%
657,819	MOL Hungarian Oil & Gas PLC	4,990,159
172,518	Richter Gedeon Nyrt	4,175,778
		9,165,937
	India — 2.7%
2,115,923	GAIL India Ltd.	3,169,760
3,587,092	Steel Authority of India Ltd.	4,053,992
Shares	Description	Value

	India (Continued)
2,129,085	Tata Steel Ltd.	$3,304,852
270,225	Vedanta Ltd.	724,201
		11,252,805
	Indonesia — 2.1%
23,330,276	Adaro Energy Indonesia Tbk PT	4,302,251
2,255,260	Astra International Tbk PT	908,379
1,860,008	United Tractors Tbk PT	3,399,885
		8,610,515
	Malaysia — 0.2%
563,200	Petronas Chemicals Group Bhd	862,448
	Mexico — 8.6%
3,295,064	Cemex S.A.B. de C.V., Series CPO (d)	2,149,756
450,331	Coca-Cola Femsa S.A.B. de C.V.	3,534,430
143,915	El Puerto de Liverpool S.A.B. de C.V., Series C1	755,518
2,589,446	Fibra Uno Administracion S.A. de C.V.	4,316,362
284,530	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	3,107,422
122,586	Gruma S.A.B. de C.V., Class B	2,099,525
242,869	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,635,848
92,947	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,527,686
59,120	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,447,036
539,063	Grupo Bimbo S.A.B. de C.V., Series A	2,598,885
545,805	Grupo Carso S.A.B. de C.V., Series A1	3,998,133
787,154	Grupo Comercial Chedraui S.A. de C.V.	4,621,975
107,268	Grupo Financiero Banorte S.A.B. de C.V., Class O	899,322
429,244	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	854,670
249,871	Prologis Property Mexico S.A. de C.V.	859,548
		35,406,116
	Philippines — 0.2%
381,790	BDO Unibank, Inc.	957,579
	Poland — 3.0%
19,881	Dino Polska S.A. (b) (c) (d)	1,615,546
159,005	KGHM Polska Miedz S.A.	4,074,625
333,763	ORLEN S.A.	4,484,655
26,646	Santander Bank Polska S.A (d)	2,195,772
		12,370,598

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (e) (f) (g)	$0
11,679	Magnit PJSC (e) (f) (g)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (d) (e) (f) (g)	0
262,800,255	RusHydro PJSC (e) (f) (g)	0
403,137	Tatneft PJSC (e) (f) (g)	0
		0
	South Africa — 6.0%
16,783	Anglo American Platinum Ltd.	625,768
200,893	Bid Corp., Ltd.	4,480,204
189,541	Bidvest Group (The) Ltd.	2,730,732
257,483	Exxaro Resources Ltd.	2,344,222
390,922	Impala Platinum Holdings Ltd.	2,041,146
14,889	Naspers Ltd., Class N	2,379,212
1,857,446	Pepkor Holdings Ltd. (b) (c)	1,692,266
357,313	Remgro Ltd.	2,802,455
266,853	Sasol Ltd.	3,678,826
1,311,317	Sibanye Stillwater Ltd.	2,024,417
		24,799,248
	Taiwan — 12.5%
172,266	Accton Technology Corp.	2,630,911
732,705	ASE Technology Holding Co., Ltd.	2,485,438
866,764	Evergreen Marine Corp. Taiwan Ltd.	3,114,717
101,296	Global Unichip Corp.	4,283,361
3,439,928	Inventec Corp.	5,221,619
190,809	Micro-Star International Co., Ltd.	969,399
100,412	momo.com, Inc.	1,561,526
413,179	Nanya Technology Corp.	839,657
2,490,310	Powerchip Semiconductor Manufacturing Corp.	2,048,225
616,755	Quanta Computer, Inc.	4,575,915
1,038,806	United Microelectronics Corp.	1,454,563
2,005,578	Wan Hai Lines Ltd.	3,000,865
3,282,727	Wistron Corp.	10,321,922
122,117	Wiwynn Corp.	5,655,579
2,136,581	Yang Ming Marine Transport Corp.	3,008,244
		51,171,941
	Thailand — 2.0%
1,455,600	Charoen Pokphand Foods PCL	827,489
1,080,900	Delta Electronics Thailand PCL	2,456,422
1,788,900	Indorama Ventures PCL	1,277,347
410,100	PTT Exploration & Production PCL	1,925,907
1,959,300	PTT PCL	1,802,583
		8,289,748
Shares	Description	Value

	Turkey — 13.1%
738,991	Arcelik A.S.	$4,393,221
582,446	BIM Birlesik Magazalar A.S.	5,835,400
591,193	Enka Insaat ve Sanayi A.S.	750,783
1,467,962	Eregli Demir ve Celik Fabrikalari T.A.S. (d)	2,383,561
148,076	Ford Otomotiv Sanayi A.S.	4,563,496
1,751,461	Haci Omer Sabanci Holding A.S.	3,813,565
905,723	KOC Holding A.S.	4,845,982
463,898	Tofas Turk Otomobil Fabrikasi A.S.	4,999,612
584,707	Turk Hava Yollari AO (d)	5,171,379
1,083,299	Turkcell Iletisim Hizmetleri A.S. (d)	2,105,871
1,143,686	Turkiye Petrol Rafinerileri A.S.	6,632,240
1,637,235	Turkiye Sise ve Cam Fabrikalari A.S.	3,263,304
7,240,103	Yapi ve Kredi Bankasi A.S.	4,874,530
		53,632,944
	United Kingdom — 0.3%
75,765	Anglogold Ashanti PLC	1,219,363

	Total Investments — 99.4%	408,543,518
	(Cost $418,903,077)
	Net Other Assets and Liabilities — 0.6%	2,465,715
	Net Assets — 100.0%	$411,009,233

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Sector Allocation	% of Total Long-Term Investments
Industrials	16.2%
Materials	16.0
Energy	14.6
Information Technology	13.8
Consumer Staples	9.5
Consumer Discretionary	8.8
Financials	8.2
Utilities	5.1
Real Estate	3.5
Health Care	2.3
Communication Services	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	31.5%
Turkish Lira	13.1
New Taiwan Dollar	12.5
Mexican Peso	8.7
Brazilian Real	7.9
South African Rand	6.4
Chilean Peso	4.4
Polish Zloty	3.0
Indian Rupee	2.8
Hungarian Forint	2.3
Indonesia Rupiah	2.1
Thai Baht	2.0
United States Dollar	1.1
Egypt Pound	1.0
Czech Republic Koruna	0.6
Philippines Peso	0.2
Colombia Peso	0.2
Malaysia Ringgit	0.2
Russian Ruble	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	8,289,748	—	8,289,748	—
Other Country Categories*	400,253,770	400,253,770	—	—
Total Investments	$408,543,518	$400,253,770	$8,289,748	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 0.7%
703	MTU Aero Engines AG (EUR)	$127,653
	Air Freight & Logistics — 2.3%
11,187	DHL Group (EUR)	455,771
	Automobile Components — 3.4%
118,128	Schaeffler AG (Preference Shares) (EUR)	681,280
	Automobiles — 15.4%
7,408	Bayerische Motoren Werke AG (EUR)	754,859
11,315	Mercedes-Benz Group AG (EUR)	788,228
15,111	Porsche Automobil Holding SE (Preference Shares) (EUR)	745,285
6,780	Volkswagen AG (Preference Shares) (EUR)	780,899
		3,069,271
	Banks — 2.8%
49,298	Commerzbank AG (EUR)	562,378
	Capital Markets — 1.9%
34,683	Deutsche Bank AG (EUR)	383,187
	Chemicals — 10.3%
10,511	Covestro AG (EUR) (b) (c) (d)	567,417
19,139	Evonik Industries AG (EUR)	350,566
4,605	FUCHS SE (Preference Shares) (EUR)	179,263
6,629	Wacker Chemie AG (EUR)	950,705
		2,047,951
	Construction & Engineering — 4.3%
8,420	HOCHTIEF AG (EUR)	852,371
	Construction Materials — 4.3%
11,084	Heidelberg Materials AG (EUR)	861,549
	Diversified Telecommunication Services — 5.3%
33,382	Deutsche Telekom AG (EUR)	701,204
194,170	Telefonica Deutschland Holding AG (EUR)	347,960
		1,049,164
	Ground Transportation — 0.7%
1,520	Sixt SE (EUR)	141,096
Shares	Description	Value

	Health Care Providers & Services — 3.9%
3,811	Fresenius Medical Care AG & Co. KGaA (EUR)	$164,552
19,713	Fresenius SE & Co. KGaA (EUR)	613,992
		778,544
	Hotels, Restaurants & Leisure — 0.6%
4,128	Delivery Hero SE (EUR) (b) (c) (d)	118,579
	Industrial Conglomerates — 0.8%
1,093	Siemens AG (EUR)	156,765
	Insurance — 7.0%
970	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	378,524
15,862	Talanx AG (EUR)	1,006,206
		1,384,730
	Life Sciences Tools & Services — 3.4%
6,468	Gerresheimer AG (EUR)	680,068
	Machinery — 6.6%
15,155	Daimler Truck Holding AG (EUR)	525,863
9,946	Jungheinrich AG (Preference Shares) (EUR)	298,427
4,525	KION Group AG (EUR)	174,092
4,767	Knorr-Bremse AG (EUR)	303,302
		1,301,684
	Metals & Mining — 6.0%
6,371	Aurubis AG (EUR)	472,445
93,029	thyssenkrupp AG (EUR)	710,713
		1,183,158
	Multi-Utilities — 3.4%
57,092	E.ON SE (EUR)	676,038
	Passenger Airlines — 2.8%
71,134	Deutsche Lufthansa AG (EUR) (c)	564,499
	Pharmaceuticals — 1.6%
6,583	Bayer AG (EUR)	316,326
	Real Estate Management & Development — 1.1%
3,169	LEG Immobilien SE (EUR) (c)	218,917

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 3.9%
8,829	Infineon Technologies AG (EUR)	$292,682
7,453	SMA Solar Technology AG (EUR) (c)	484,207
		776,889
	Textiles, Apparel & Luxury Goods — 3.0%
9,321	HUGO BOSS AG (EUR)	590,489
	Trading Companies & Distributors — 1.8%
4,672	Brenntag SE (EUR)	362,952
	Transportation Infrastructure — 2.7%
10,241	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c)	543,963

	Total Investments — 100.0%	19,885,272
	(Cost $21,976,388)
	Net Other Assets and Liabilities — 0.0%	2,977
	Net Assets — 100.0%	$19,888,249

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Country Allocation†	% of Net Assets
Germany	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
Euro	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,885,272	$ 19,885,272	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 5.7%
8,155	BAE Systems PLC (GBP)	$99,281
75,030	Melrose Industries PLC (GBP)	429,528
251,441	Rolls-Royce Holdings PLC (GBP) (b)	677,688
		1,206,497
	Banks — 7.2%
148,573	Barclays PLC (GBP)	288,119
36,654	HSBC Holdings PLC (GBP)	288,411
522,782	Lloyds Banking Group PLC (GBP)	283,014
94,186	NatWest Group PLC (GBP)	270,859
44,486	Standard Chartered PLC (GBP)	411,425
		1,541,828
	Beverages — 1.7%
12,957	Coca-Cola HBC AG (GBP)	355,543
	Broadline Retail — 1.8%
54,550	B&M European Value Retail S.A. (GBP)	390,289
	Capital Markets — 3.9%
19,492	3i Group PLC (GBP)	493,008
34,647	abrdn PLC (GBP)	65,840
9,269	Hargreaves Lansdown PLC (GBP)	87,442
904	London Stock Exchange Group PLC (GBP)	90,819
17,288	Schroders PLC (GBP)	85,892
		823,001
	Chemicals — 1.6%
2,688	Croda International PLC (GBP)	161,195
8,660	Johnson Matthey PLC (GBP)	172,016
		333,211
	Commercial Services & Supplies — 0.4%
12,293	Rentokil Initial PLC (GBP)	91,523
	Consumer Staples Distribution & Retail — 4.4%
84,312	J Sainsbury PLC (GBP)	260,054
197,095	Marks & Spencer Group PLC (GBP) (b)	568,969
30,435	Tesco PLC (GBP)	98,108
		927,131
	Containers & Packaging — 3.6%
111,788	DS Smith PLC (GBP)	391,585
11,562	Smurfit Kappa Group PLC (GBP)	385,118
		776,703
	Distributors — 0.4%
9,723	Inchcape PLC (GBP)	89,982
Shares	Description	Value

	Diversified Telecommunication Services — 1.7%
248,337	BT Group PLC (GBP)	$353,598
	Electric Utilities — 1.1%
12,319	SSE PLC (GBP)	241,991
	Electronic Equipment, Instruments & Components — 1.6%
6,640	Halma PLC (GBP)	157,048
4,206	Spectris PLC (GBP)	174,172
		331,220
	Financial Services — 1.8%
46,233	Wise PLC, Class A (GBP) (b)	386,742
	Food Products — 2.2%
15,261	Associated British Foods PLC (GBP)	385,063
10,413	Tate & Lyle PLC (GBP)	87,092
		472,155
	Health Care Equipment & Supplies — 0.3%
5,962	Smith & Nephew PLC (GBP)	74,416
	Hotels, Restaurants & Leisure — 6.9%
29,204	Carnival PLC (GBP) (b)	355,465
13,798	Compass Group PLC (GBP)	336,701
1,923	Flutter Entertainment PLC (GBP) (b)	314,165
11,217	Whitbread PLC (GBP)	474,081
		1,480,412
	Household Durables — 8.0%
73,480	Barratt Developments PLC (GBP)	395,461
5,809	Berkeley Group Holdings PLC (GBP)	291,088
37,036	Persimmon PLC (GBP)	486,900
369,636	Taylor Wimpey PLC (GBP)	529,018
		1,702,467
	Industrial Conglomerates — 1.8%
3,438	DCC PLC (GBP)	193,335
9,197	Smiths Group PLC (GBP)	181,730
		375,065
	Insurance — 0.8%
66,520	Legal & General Group PLC (GBP)	180,584
	Interactive Media & Services — 0.4%
12,385	Auto Trader Group PLC (GBP) (c) (d)	93,326

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Leisure Products — 1.3%
2,077	Games Workshop Group PLC (GBP)	$267,861
	Machinery — 2.2%
13,829	IMI PLC (GBP)	264,566
8,610	Weir Group (The) PLC (GBP)	199,755
		464,321
	Media — 0.9%
20,826	Informa PLC (GBP)	190,676
	Metals & Mining — 7.1%
13,607	Anglo American PLC (GBP)	376,118
10,349	Antofagasta PLC (GBP)	180,438
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
24,779	Fresnillo PLC (GBP)	166,645
86,687	Glencore PLC (GBP)	497,001
4,571	Rio Tinto PLC (GBP)	288,560
		1,508,762
	Multi-Utilities — 4.4%
306,415	Centrica PLC (GBP)	577,425
29,201	National Grid PLC (GBP)	349,158
		926,583
	Oil, Gas & Consumable Fuels — 4.9%
82,863	BP PLC (GBP)	537,255
16,214	Shell PLC (GBP)	515,540
		1,052,795
	Paper & Forest Products — 2.5%
31,677	Mondi PLC (GBP)	530,462
	Passenger Airlines — 3.5%
62,959	easyJet PLC (GBP) (b)	328,238
234,590	International Consolidated Airlines Group S.A. (GBP) (b)	423,613
		751,851
	Personal Care Products — 0.4%
1,845	Unilever PLC (GBP)	91,440
	Pharmaceuticals — 2.4%
16,408	GSK PLC (GBP)	298,691
7,998	Hikma Pharmaceuticals PLC (GBP)	203,756
		502,447
	Professional Services — 0.8%
2,505	Experian PLC (GBP)	82,247
1,773	Intertek Group PLC (GBP)	88,953
		171,200
	Residential REITs — 1.3%
26,193	UNITE Group (The) PLC (GBP)	286,826
Shares	Description	Value

	Software — 1.4%
24,641	Sage Group (The) PLC (GBP)	$297,340
	Specialty Retail — 1.7%
131,135	Kingfisher PLC (GBP)	357,277
	Tobacco — 1.7%
8,696	British American Tobacco PLC (GBP)	273,421
4,349	Imperial Brands PLC (GBP)	88,455
		361,876
	Trading Companies & Distributors — 3.7%
4,166	Ashtead Group PLC (GBP)	254,250
5,042	Bunzl PLC (GBP)	180,001
5,067	Diploma PLC (GBP)	185,716
19,890	RS GROUP PLC (GBP)	178,466
		798,433
	Wireless Telecommunication Services — 2.3%
513,453	Vodafone Group PLC (GBP)	481,253

	Total Investments — 99.8%	21,269,087
	(Cost $24,450,744)
	Net Other Assets and Liabilities — 0.2%	33,791
	Net Assets — 100.0%	$21,302,878

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling

Country Allocation†	% of Net Assets
United Kingdom	87.4%
Ireland	4.2
Jersey	2.7
Spain	2.0
Luxembourg	1.8
Switzerland	1.7
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
British Pound Sterling	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 1,508,762	$ 1,508,762	$ —	$ —**
Other Industry Categories*	19,760,325	19,760,325	—	—
Total Investments	$21,269,087	$21,269,087	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.9%
	Automobiles — 12.2%
34,102	Bajaj Auto Ltd. (INR)	$2,079,476
49,787	Eicher Motors Ltd. (INR)	2,066,603
56,971	Hero MotoCorp Ltd. (INR)	2,097,447
108,369	Mahindra & Mahindra Ltd. (INR)	2,028,299
16,375	Maruti Suzuki India Ltd. (INR)	2,092,317
278,912	Tata Motors Ltd. (INR)	2,116,663
		12,480,805
	Banks — 12.3%
170,458	Axis Bank Ltd. (INR)	2,128,025
112,424	HDFC Bank Ltd. (INR)	2,066,356
182,217	ICICI Bank Ltd. (INR)	2,088,749
121,478	IndusInd Bank Ltd. (INR)	2,090,212
97,993	Kotak Mahindra Bank Ltd. (INR)	2,048,216
290,830	State Bank of India (INR)	2,096,263
		12,517,821
	Chemicals — 4.0%
52,499	Asian Paints Ltd. (INR)	1,998,428
279,928	UPL Ltd. (INR)	2,077,349
		4,075,777
	Construction & Engineering — 2.1%
59,353	Larsen & Toubro Ltd. (INR)	2,161,056
	Construction Materials — 4.1%
88,289	Grasim Industries Ltd. (INR)	2,065,149
21,008	UltraTech Cement Ltd. (INR)	2,088,334
		4,153,483
	Consumer Finance — 2.0%
21,964	Bajaj Finance Ltd. (INR)	2,065,905
	Electric Utilities — 2.1%
871,538	Power Grid Corp. of India Ltd. (INR)	2,096,425
	Financial Services — 2.0%
110,270	Bajaj Finserv Ltd. (INR)	2,045,289
	Food Products — 6.0%
37,579	Britannia Industries Ltd. (INR)	2,053,215
7,514	Nestle India Ltd. (INR)	2,036,540
193,107	Tata Consumer Products Ltd. (INR)	2,039,174
		6,128,929
	Health Care Providers & Services — 2.1%
34,207	Apollo Hospitals Enterprise Ltd. (INR)	2,116,382
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.1%
719,690	NTPC Ltd. (INR)	$2,128,097
	Insurance — 4.1%
268,327	HDFC Life Insurance Co., Ltd. (INR) (b) (c)	2,059,599
134,039	SBI Life Insurance Co., Ltd. (INR) (b) (c)	2,107,079
		4,166,678
	IT Services — 11.9%
137,040	HCL Technologies Ltd. (INR)	2,037,746
118,351	Infosys Ltd. (INR)	2,045,814
32,233	LTIMindtree Ltd. (INR) (b) (c)	2,022,237
48,211	Tata Consultancy Services Ltd. (INR)	2,048,588
134,812	Tech Mahindra Ltd. (INR)	1,985,135
418,672	Wipro Ltd. (INR)	2,047,197
		12,186,717
	Life Sciences Tools & Services — 2.0%
46,052	Divi’s Laboratories Ltd. (INR)	2,088,031
	Metals & Mining — 6.2%
366,637	Hindalco Industries Ltd. (INR)	2,175,108
221,727	JSW Steel Ltd. (INR)	2,081,597
1,341,113	Tata Steel Ltd. (INR)	2,081,730
		6,338,435
	Oil, Gas & Consumable Fuels — 8.2%
491,595	Bharat Petroleum Corp., Ltd. (INR)	2,051,833
602,858	Coal India Ltd. (INR)	2,143,076
920,743	Oil & Natural Gas Corp., Ltd. (INR)	2,127,190
73,797	Reliance Industries Ltd. (INR)	2,083,952
		8,406,051
	Personal Care Products — 2.0%
69,735	Hindustan Unilever Ltd. (INR)	2,070,521
	Pharmaceuticals — 6.3%
148,558	Cipla Ltd. (INR)	2,121,982
31,616	Dr. Reddy’s Laboratories Ltd. (INR)	2,127,119
153,546	Sun Pharmaceutical Industries Ltd. (INR)	2,142,382
		6,391,483
	Textiles, Apparel & Luxury Goods — 2.0%
52,985	Titan Co., Ltd. (INR)	2,009,112
	Tobacco — 2.0%
390,710	ITC Ltd. (INR)	2,090,907

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.0%
70,331	Adani Enterprises Ltd. (INR)	$2,044,430
	Transportation Infrastructure — 2.1%
210,470	Adani Ports & Special Economic Zone Ltd. (INR)	2,091,362
	Wireless Telecommunication Services — 2.1%
189,405	Bharti Airtel Ltd. (INR)	2,112,983

	Total Investments — 101.9%	103,966,679
	(Cost $85,787,475)
	Net Other Assets and Liabilities — (1.9)%	(1,893,357)
	Net Assets — 100.0%	$102,073,322

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	101.9%
Total Investments	101.9
Net Other Assets and Liabilities	(1.9)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
Indian Rupee	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 103,966,679	$ 103,966,679	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Banks — 2.5%
14,974	Banque Cantonale Vaudoise (CHF)	$1,571,260
9,600	Luzerner Kantonalbank AG (CHF)	782,389
		2,353,649
	Capital Markets — 7.8%
37,673	Julius Baer Group Ltd. (CHF)	2,422,497
841	Partners Group Holding AG (CHF)	950,472
156,396	UBS Group AG (CHF)	3,876,796
		7,249,765
	Chemicals — 2.8%
164,280	Clariant AG (CHF)	2,602,349
	Construction Materials — 4.1%
58,762	Holcim AG (CHF)	3,773,453
	Containers & Packaging — 2.3%
86,001	SIG Group AG (CHF)	2,127,124
	Diversified Telecommunication Services — 4.1%
6,342	Swisscom AG (CHF)	3,770,488
	Electric Utilities — 4.3%
22,389	BKW AG (CHF)	3,950,209
	Electrical Equipment — 3.1%
80,443	ABB Ltd. (CHF)	2,882,537
	Food Products — 4.0%
189	Chocoladefabriken Lindt & Spruengli AG (CHF)	2,104,015
1,640	Emmi AG (CHF)	1,547,998
		3,652,013
	Health Care Equipment & Supplies — 6.9%
19,096	Alcon, Inc. (CHF)	1,479,948
2,970	Sonova Holding AG (CHF)	706,363
14,623	Straumann Holding AG (CHF)	1,872,306
7,861	Ypsomed Holding AG (CHF)	2,314,458
		6,373,075
	Health Care Providers & Services — 1.6%
19,585	Galenica AG (CHF) (b) (c)	1,449,592
	Insurance — 10.5%
16,153	Baloise Holding AG (CHF)	2,345,260
23,388	Helvetia Holding AG (CHF)	3,280,733
2,706	Swiss Life Holding AG (CHF)	1,689,790
Shares	Description	Value

	Insurance (Continued)
15,715	Swiss Re AG (CHF)	$1,619,314
1,665	Zurich Insurance Group AG (CHF)	764,152
		9,699,249
	Life Sciences Tools & Services — 4.2%
1,326	Lonza Group AG (CHF)	616,535
3,829	Siegfried Holding AG (CHF)	3,281,642
		3,898,177
	Machinery — 10.3%
8,956	Bucher Industries AG (CHF)	3,430,353
24,024	SFS Group AG (CHF)	2,629,819
9,561	VAT Group AG (CHF) (b) (c)	3,436,466
		9,496,638
	Marine Transportation — 1.6%
5,346	Kuehne + Nagel International AG (CHF)	1,524,342
	Pharmaceuticals — 2.4%
7,861	Novartis AG (CHF)	806,153
5,174	Roche Holding AG (CHF)	1,415,664
		2,221,817
	Professional Services — 5.4%
121,023	Adecco Group AG (CHF)	4,992,438
	Real Estate Management & Development — 6.3%
21,246	PSP Swiss Property AG (CHF)	2,511,408
36,445	Swiss Prime Site AG (CHF)	3,342,500
		5,853,908
	Software — 0.8%
9,945	Temenos AG (CHF)	699,904
	Specialty Retail — 2.9%
69,431	Dufry AG (CHF) (d)	2,647,988
	Technology Hardware, Storage & Peripherals — 1.0%
13,289	Logitech International S.A. (CHF)	918,696
	Textiles, Apparel & Luxury Goods — 6.2%
18,661	Cie Financiere Richemont S.A., Class A (CHF)	2,283,314
13,548	Swatch Group (The) AG (CHF)	3,484,131
		5,767,445

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Transportation Infrastructure — 3.9%
19,029	Flughafen Zurich AG (CHF)	$3,633,877

	Total Investments — 99.0%	91,538,733
	(Cost $91,392,842)
	Net Other Assets and Liabilities — 1.0%	968,516
	Net Assets — 100.0%	$92,507,249

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc

Country Allocation†	% of Net Assets
Switzerland	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
Swiss Franc	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 91,538,733	$ 91,538,733	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Australia — 4.8%
16,642	Accent Group Ltd.	$20,972
27,874	Beach Energy Ltd.	29,391
1,306	Brickworks Ltd.	20,967
9,413	Charter Hall Long Wale REIT	19,488
10,490	Charter Hall Retail REIT	21,178
9,927	Charter Hall Social Infrastructure REIT	16,084
46,585	Firefinch Ltd. (b) (c) (d)	1,797
4,358	GrainCorp Ltd., Class A	19,782
54,781	Grange Resources Ltd.	16,730
5,509	Harvey Norman Holdings Ltd.	13,707
55,396	Myer Holdings Ltd.	20,302
3,938	National Storage REIT	5,520
1,784	New Hope Corp. Ltd.	7,284
4,673	Sandfire Resources Ltd. (c)	18,508
1,272	Sims Ltd.	11,065
14,313	Stanmore Resources Ltd. (c)	34,049
788	Super Retail Group Ltd.	6,075
49,550	Tabcorp Holdings Ltd.	29,947
6,228	United Malt Group Ltd. (c)	19,781
13,017	Viva Energy Group Ltd. (e) (f)	25,108
20,543	West African Resources Ltd. (c)	10,170
		367,905
	Austria — 0.6%
215	AT&S Austria Technologie & Systemtechnik AG	6,369
282	DO & CO AG	30,947
456	Wienerberger AG	11,590
		48,906
	Belgium — 1.1%
222	Barco N.V.	4,314
584	Bekaert S.A.	26,204
2,318	bpost S.A.	12,707
298	Cofinimmo S.A.	20,447
685	Proximus SADP	5,575
701	X-Fab Silicon Foundries SE (c) (e) (f)	7,256
392	Xior Student Housing N.V. (f)	11,231
		87,734
	Bermuda — 2.4%
4,395	BW LPG Ltd. (e) (f)	55,345
7,140	BW Offshore Ltd.	16,421
2,808	Golden Ocean Group Ltd.	22,140
25,956	Hopson Development Holdings Ltd. (c)	15,678
70,334	Pacific Basin Shipping Ltd.	20,298
15,400	PAX Global Technology Ltd.	10,875
12,000	Skyworth Group Ltd.	4,505
Shares	Description	Value

	Bermuda (Continued)
1,039	Stolt-Nielsen Ltd.	$30,112
9,500	Yue Yuen Industrial Holdings Ltd.	10,918
		186,292
	Canada — 11.2%
4,578	Advantage Energy Ltd. (c)	31,245
1,302	Aecon Group, Inc.	10,880
583	Ag Growth International, Inc.	22,852
11,068	Athabasca Oil Corp. (c)	35,447
8,777	Baytex Energy Corp.	38,707
5,834	Birchcliff Energy Ltd.	33,245
2,057	Canfor Corp. (c)	25,549
5,021	Cardinal Energy Ltd.	27,355
2,042	Celestica, Inc. (c)	49,973
9,388	Crew Energy, Inc. (c)	40,296
1,216	Dream Industrial Real Estate Investment Trust	11,495
2,837	H&R Real Estate Investment Trust	19,279
2,029	Interfor Corp. (c)	30,101
7,756	Kelt Exploration Ltd. (c)	41,399
3,067	Martinrea International, Inc.	28,248
3,028	Minto Apartment Real Estate Investment Trust (e) (f)	30,386
3,271	NuVista Energy Ltd. (c)	31,307
5,156	Obsidian Energy Ltd. (c)	42,440
8,004	OceanaGold Corp.	15,675
906	Paramount Resources Ltd., Class A	21,512
1,422	Parex Resources, Inc.	26,686
2,214	Peyto Exploration & Development Corp.	22,315
781	Russel Metals, Inc.	21,862
655	Slate Grocery REIT, Class U	5,358
5,670	Spartan Delta Corp.	16,907
342	Stelco Holdings, Inc.	9,450
173	Stella-Jones, Inc.	8,320
5,062	Surge Energy, Inc.	34,511
9,051	Tamarack Valley Energy Ltd.	25,988
1,192	Torex Gold Resources, Inc. (c)	12,400
639	Transcontinental, Inc., Class A	5,368
2,909	Trican Well Service Ltd.	9,959
4,264	Tricon Residential, Inc.	31,519
2,538	Vermilion Energy, Inc.	37,129
3,678	Well Health Technologies Corp. (c)	11,238
		866,401
	Cayman Islands — 1.0%
8,000	Cowell e Holdings, Inc. (c)	15,957
2,757	Shelf Drilling Ltd. (c) (e) (f)	9,665
10,000	SSY Group Ltd.	5,798

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Cayman Islands (Continued)
48,000	Truly International Holdings Ltd.	$4,413
38,000	United Laboratories International Holdings (The) Ltd.	38,481
		74,314
	Denmark — 1.2%
3,541	Alm Brand A/S	5,316
491	D/S Norden A/S	27,353
163	Dfds A/S	5,388
518	FLSmidth & Co. A/S	23,439
614	Per Aarsleff Holding A/S	28,200
		89,696
	Finland — 1.2%
271	Cargotec Oyj, Class B	11,363
59,361	Finnair Oyj (c)	32,384
1,499	Kemira Oyj	23,360
6,052	Outokumpu Oyj	25,396
		92,503
	France — 1.4%
725	Cie Plastic Omnium SE	11,804
932	Coface S.A.	11,903
4,503	Derichebourg S.A.	22,757
1,884	Elior Group S.A. (c) (e) (f)	3,866
126	Eramet S.A.	9,625
7,028	Etablissements Maurel et Prom S.A.	36,349
749	Television Francaise 1 S.A.	5,737
220	Vicat SACA	6,734
		108,775
	Germany — 4.1%
2,392	1&1 AG	40,514
777	Bilfinger SE	26,649
2,152	CropEnergies AG	18,019
5,087	Deutz AG	22,481
368	Duerr AG	9,999
272	Elmos Semiconductor AG	18,376
200	Gerresheimer AG	21,029
165	Hornbach Holding AG & Co. KGaA	10,545
388	Jenoptik AG	9,845
2,587	SAF-Holland SE	33,396
835	Salzgitter AG	22,158
2,006	SGL Carbon SE (c)	14,008
271	Siltronic AG	23,193
389	TeamViewer SE (c) (e) (f)	6,564
766	United Internet AG	16,408
272	Vitesco Technologies Group AG (c)	22,071
		315,255
Shares	Description	Value

	Greece — 1.1%
10,806	Alpha Services and Holdings S.A. (c)	$14,378
3,231	FF Group (b) (c) (d) (g)	0
312	JUMBO S.A.	8,576
1,283	Motor Oil Hellas Corinth Refineries S.A.	32,473
3,047	Public Power Corp. S.A. (c)	30,604
		86,031
	Guernsey — 0.8%
32,410	Balanced Commercial Property Trust Ltd.	26,850
51,737	UK Commercial Property REIT Ltd.	33,519
		60,369
	Ireland — 0.2%
4,352	Dalata Hotel Group PLC	18,474
	Israel — 2.1%
1,502	Airport City Ltd. (c)	23,076
298	Delek Group Ltd.	44,196
7,283	Israel Canada T.R. Ltd.	18,153
80	Israel Corp., (The) Ltd.	20,361
2,403	Mivne Real Estate KD Ltd.	5,772
120,685	Oil Refineries Ltd.	39,835
3,029	Reit 1 Ltd.	12,348
		163,741
	Italy — 2.6%
10,697	BPER Banca	32,763
1,330	Danieli & C Officine Meccaniche S.p.A.	27,814
3,452	Iren S.p.A.	6,661
6,143	Maire Tecnimont S.p.A.	25,277
7,567	OVS S.p.A. (e) (f)	15,744
7,730	Piaggio & C S.p.A.	24,730
21,165	Saras S.p.A.	30,332
14,473	Webuild S.p.A.	25,783
677	Zignago Vetro S.p.A.	10,150
		199,254
	Japan — 30.4%
1,300	Alpen Co., Ltd.	16,824
700	Alps Alpine Co., Ltd.	6,078
3,100	AOKI Holdings, Inc.	20,972
1,000	Appier Group, Inc. (c)	10,700
800	ASAHI YUKIZAI Corp.	19,781
1,800	AZ-COM MARUWA Holdings, Inc.	25,632
900	BML, Inc.	16,839
800	Chugoku Marine Paints Ltd.	7,254
3,400	Citizen Watch Co., Ltd.	20,931
800	Cosmo Energy Holdings Co., Ltd.	28,158
300	Cybozu, Inc.	4,071

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
500	Daido Steel Co., Ltd.	$20,346
1,800	Daiki Aluminium Industry Co., Ltd.	15,731
1,600	DMG Mori Co., Ltd.	27,227
200	Dowa Holdings Co., Ltd.	6,225
1,600	Electric Power Development Co., Ltd.	25,889
2,400	Elematec Corp.	29,711
1,400	Exedy Corp.	24,489
1,100	FCC Co., Ltd.	13,846
1,100	Ferrotec Holdings Corp.	21,052
2,800	Fujikura Ltd.	22,512
200	Fujitsu General Ltd.	3,756
200	Fukuyama Transporting Co., Ltd.	5,260
500	Geo Holdings Corp.	7,936
400	GLOBERIDE, Inc.	5,407
900	Glory Ltd.	17,959
200	GMO Financial Gate, Inc.	14,253
1,300	Godo Steel Ltd.	39,929
700	H.U. Group Holdings, Inc.	11,898
2,400	H2O Retailing Corp.	29,133
900	Hakuto Co., Ltd.	30,534
700	Hanwa Co., Ltd.	22,226
100	Hirata Corp.	5,019
4,400	Hokuriku Electric Power Co. (c)	23,731
200	Horiba Ltd.	10,832
500	Hosiden Corp.	6,421
2,600	Iino Kaiun Kaisha Ltd.	18,251
1,000	Inabata & Co., Ltd.	20,945
2,300	JAFCO Group Co., Ltd.	25,318
1,000	Japan Petroleum Exploration Co., Ltd.	37,674
11,500	JVCKenwood Corp.	52,560
1,200	K&O Energy Group, Inc.	21,022
700	Kaga Electronics Co., Ltd.	30,400
400	Kanamoto Co., Ltd.	7,029
300	Kaneka Corp.	7,793
1,100	Kanematsu Corp.	15,222
2,500	Kanto Denka Kogyo Co., Ltd.	14,621
200	KeePer Technical Laboratory Co., Ltd.	7,802
4,200	Kobe Steel Ltd.	54,777
300	Komeri Co., Ltd.	6,324
1,500	Konica Minolta, Inc. (c)	4,883
700	Krosaki Harima Corp.	45,108
2,100	Kumiai Chemical Industry Co., Ltd.	15,570
1,400	Kuraray Co., Ltd.	16,591
700	KYB Corp.	22,648
Shares	Description	Value

	Japan (Continued)
2,200	Kyoei Steel Ltd.	$29,296
1,200	Macnica Holdings, Inc.	56,451
400	Makino Milling Machine Co., Ltd.	17,479
600	Mars Group Holdings Corp.	11,198
400	Maruha Nichiro Corp.	6,868
800	Matsuda Sangyo Co., Ltd.	12,687
600	Mimasu Semiconductor Industry Co., Ltd.	11,166
400	Mitsubishi Gas Chemical Co., Inc.	5,387
800	Mitsui Mining & Smelting Co., Ltd.	20,316
400	Mitsui-Soko Holdings Co., Ltd.	11,523
600	Mizuno Corp.	19,031
1,400	Musashi Seimitsu Industry Co., Ltd.	15,224
200	Nachi-Fujikoshi Corp.	5,380
4,500	Nakayama Steel Works Ltd.	27,252
3,700	NHK Spring Co., Ltd.	28,324
2,800	Nikkiso Co., Ltd.	18,999
700	Nippon Electric Glass Co., Ltd.	13,050
500	Nippon Pillar Packing Co., Ltd.	13,065
5,500	Nippon Sheet Glass Co., Ltd. (c)	29,775
300	Nippon Shokubai Co., Ltd.	10,901
600	Nippon Soda Co., Ltd.	22,082
800	Nippon Yakin Kogyo Co., Ltd.	24,866
300	Nitta Corp.	6,665
700	Nittetsu Mining Co., Ltd.	23,468
900	Nitto Boseki Co., Ltd.	21,018
1,900	Nojima Corp.	16,617
1,200	NOK Corp.	15,944
2,000	Noritsu Koki Co., Ltd.	44,499
1,100	NS United Kaiun Kaisha Ltd.	29,002
13,000	NTN Corp.	24,766
400	OKUMA Corp.	17,599
4,600	Onward Holdings Co., Ltd.	16,068
700	Organo Corp.	19,673
2,000	Outsourcing, Inc.	15,458
1,700	PAL GROUP Holdings Co., Ltd.	22,046
200	Rorze Corp.	13,825
1,300	Ryosan Co., Ltd.	38,711
1,900	San-Ai Obbli Co., Ltd.	20,177
300	Sanken Electric Co., Ltd.	18,208
300	Sanyo Denki Co., Ltd.	13,731
1,100	Sanyo Special Steel Co., Ltd.	21,685
800	Sato Holdings Corp.	11,301
600	Seino Holdings Co., Ltd.	8,413
600	Shin-Etsu Polymer Co., Ltd.	5,372
2,500	Siix Corp.	25,478
1,700	SKY Perfect JSAT Holdings, Inc.	7,952

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
500	Star Micronics Co., Ltd.	$6,283
800	Sumitomo Seika Chemicals Co., Ltd.	24,251
400	Sumitomo Warehouse (The) Co., Ltd.	6,384
1,400	Sun Frontier Fudousan Co., Ltd.	14,109
900	SWCC Corp.	12,822
1,200	Takasago Thermal Engineering Co., Ltd.	23,335
1,000	Tama Home Co., Ltd.	23,822
3,200	Tamura Corp.	11,970
300	THK Co., Ltd.	5,487
400	Toho Gas Co., Ltd.	6,979
700	Toho Holdings Co., Ltd.	15,017
1,400	Tokai Carbon Co., Ltd.	10,970
1,200	Tokuyama Corp.	18,870
1,500	Tokyo Electron Device Ltd.	35,583
1,300	Tokyo Steel Manufacturing Co., Ltd.	14,658
2,100	Topre Corp.	23,847
2,300	Toyo Tire Corp.	35,430
400	Toyota Boshoku Corp.	7,297
500	TS Tech Co., Ltd.	5,675
500	Tsubakimoto Chain Co.	12,965
2,100	Tsuburaya Fields Holdings, Inc.	28,794
1,200	TV Asahi Holdings Corp.	13,571
400	TV Tokyo Holdings Corp.	7,944
1,300	UACJ Corp.	27,315
600	Vector, Inc.	4,991
700	Yamato Kogyo Co., Ltd.	33,473
600	Yonex Co., Ltd.	6,416
		2,349,354
	Luxembourg — 0.3%
707	APERAM S.A.	20,630
	Marshall Islands — 0.4%
789	Teekay Tankers Ltd., Class A	32,846
	Mauritius — 0.4%
154,000	Golden Agri-Resources Ltd.	29,854
	Netherlands — 1.4%
310	AMG Critical Materials N.V.	9,341
580	Eurocommercial Properties N.V.	12,890
3,483	Iveco Group N.V. (c)	32,633
5,541	Koninklijke BAM Groep N.V.	11,799
43,009	MFE-MediaForEurope N.V., Class A	18,179
73	Redcare Pharmacy N.V. (c) (e) (f)	7,795
432	Van Lanschot Kempen N.V.	11,624
		104,261
Shares	Description	Value

	Norway — 3.1%
33,674	DNO ASA	$33,275
9,764	Elkem ASA (e) (f)	19,790
4,677	Hoegh Autoliners ASA	33,668
9,397	Kitron ASA	31,143
20,727	MPC Container Ships ASA	33,784
5,994	Norske Skog ASA (c) (e)	26,023
32,215	Norwegian Air Shuttle ASA (c)	25,726
370	TGS NOPEC Geophysical Co. ASA	5,071
3,655	Wallenius Wilhelmsen Logistics ASA	28,907
		237,387
	Portugal — 0.8%
4,528	Altri SGPS S.A.	20,518
119,188	Banco Comercial Portugues S.A., Class R (c)	32,814
2	Greenvolt-Energias Renovaveis S.A. (c)	11
6,063	Sonae SGPS S.A.	5,897
		59,240
	Singapore — 0.2%
11,200	First Resources Ltd.	12,535
	South Korea — 16.9%
118	Advanced Nano Products Co., Ltd.	11,718
345	BH Co., Ltd.	5,331
412	CJ Corp.	27,418
700	Cosmochemical Co., Ltd. (c)	19,946
726	Daeduck Electronics Co., Ltd.	14,096
439	Daesang Corp.	6,080
251	Daesung Holdings Co., Ltd.	2,106
8,534	Daewoo Engineering & Construction Co., Ltd. (c)	26,594
861	Daou Data Corp.	8,161
823	Daou Technology, Inc.	10,643
238	DB HiTek Co., Ltd.	8,607
123	Dentium Co., Ltd.	9,744
1,063	DL E&C Co., Ltd.	24,539
456	DN Automotive Corp.	27,034
2,673	Dongkuk Holdings Co., Ltd.	21,096
787	Doosan Bobcat, Inc.	29,744
88	Doosan Co., Ltd.	7,389
218	Doosan Tesna, Inc.	7,124
448	Ecopro HN Co., Ltd.	23,638
326	E-Mart, Inc.	17,008
614	Eoflow Co., Ltd. (c)	11,148
417	GS Engineering & Construction Corp.	4,336
1,064	GS Holdings Corp.	31,461
163	HAESUNG DS Co., Ltd.	6,789
1,055	Hana Micron, Inc.	19,624

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,320	Handsome Co., Ltd.	$18,214
748	Hanjin Kal Corp.	23,475
988	Hankook Tire & Technology Co., Ltd.	28,994
2,145	Harim Holdings Co., Ltd.	11,191
148	HD Hyundai Co., Ltd.	7,272
7,558	Humasis Co., Ltd. (c)	13,638
158	Hyundai Dept Store Co., Ltd.	7,447
190	Intellian Technologies, Inc.	11,560
484	INTOPS Co., Ltd.	9,864
211	IS Dongseo Co., Ltd. (c)	4,488
986	JB Financial Group Co., Ltd.	7,278
651	KCC Glass Corp.	19,756
4,260	KG DONGBUSTEEL	24,940
2,339	KG Eco Technology Service Co., Ltd.	21,424
386	Kolon Industries, Inc.	13,087
1,269	Korea Gas Corp. (c)	22,476
11,831	Korea Line Corp. (c)	15,597
299	Kumho Petrochemical Co., Ltd.	29,714
147	LOTTE Fine Chemical Co., Ltd.	6,373
538	LS Corp.	40,507
1,485	LX International Corp.	31,419
148	MegaStudyEdu Co., Ltd.	5,561
406	Myoung Shin Industrial Co., Ltd. (c)	5,416
492	OCI Co., Ltd.	35,549
1,515	Orion Holdings Corp.	17,155
57	Ottogi Corp.	15,418
7,399	Pan Ocean Co., Ltd.	27,196
56	Park Systems Corp.	6,777
910	Poongsan Corp.	22,794
3,605	Posco DX Co., Ltd.	144,798
203	Rainbow Robotics (c)	25,364
425	S&S Tech Corp.	13,874
83	Samchully Co., Ltd.	6,028
2,037	SD Biosensor, Inc.	17,164
1,898	SeAH Besteel Holdings Corp.	34,601
935	Sebang Co., Ltd.	7,643
348	Seegene, Inc.	5,506
69	Seoul City Gas Co., Ltd.	3,191
1,191	Shinsegae International, Inc.	16,531
80	Shinsegae, Inc.	11,270
542	SIMMTECH Co., Ltd.	15,404
231	SK Chemicals Co., Ltd.	10,802
308	SL Corp.	7,441
5,816	Sungwoo Hitech Co., Ltd.	39,609
74	Young Poong Corp.	28,187
938	Youngone Corp.	33,609
		1,306,976
Shares	Description	Value

	Spain — 2.4%
1,925	Acerinox S.A.	$18,651
7,089	Ence Energia y Celulosa S.A.	23,789
7,285	Gestamp Automocion S.A. (e) (f)	30,423
1,465	Indra Sistemas S.A.	21,219
533	Let’s GOWEX S.A. (b) (c) (d) (g) (h)	0
1,024	Melia Hotels International S.A. (c)	6,230
8,214	Sacyr S.A.	24,160
4,002	Soltec Power Holdings S.A. (c)	13,116
3,009	Tecnicas Reunidas S.A. (c)	29,395
181	Vidrala S.A.	15,730
		182,713
	Sweden — 1.4%
1,340	Alleima AB	7,035
1,389	Betsson AB, Class B	15,281
1,968	Billerud AB	18,256
1,640	Calliditas Therapeutics AB, Class B (c)	14,636
2,080	Granges AB	19,609
579	Loomis AB	15,612
889	Note AB (c)	12,824
530	Pandox AB	5,642
		108,895
	Switzerland — 0.4%
15,569	Aryzta AG (c)	26,670
9,405	Meyer Burger Technology AG (c)	3,812
		30,482
	United Kingdom — 5.6%
345	4imprint Group PLC	22,099
583	Bank of Georgia Group PLC	26,248
1,828	Big Yellow Group PLC	20,932
43,780	Capita PLC (c)	9,091
11,452	Capricorn Energy PLC	24,284
22,671	Ferrexpo PLC (c)	21,064
193	Greggs PLC	5,765
6,111	Halfords Group PLC	14,785
4,756	International Distributions Services PLC (c)	15,134
2,988	J D Wetherspoon PLC (c)	25,210
2,035	JET2 PLC	26,890
5,341	John Wood Group PLC (c)	10,120
13,091	Johnson Service Group PLC	21,563
18,665	Just Group PLC	16,397
3,247	Mitchells & Butlers PLC (c)	8,953
19,589	Mitie Group PLC	24,570
4,638	Redde Northgate PLC	19,127
1,687	Safestore Holdings PLC	15,149
13,608	Senior PLC	27,063

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
4,341	SSP Group PLC (c)	$10,731
430	TORM PLC, Class A	11,661
16,691	Urban Logistics REIT PLC	22,361
2,582	Vesuvius PLC	13,679
3,668	Workspace Group PLC	21,956
		434,832

	Total Investments — 99.5%	7,675,655
	(Cost $7,878,305)
	Net Other Assets and Liabilities — 0.5%	40,600
	Net Assets — 100.0%	$7,716,255

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	Non-income producing security.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $1,797 or 0.0% of net assets.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	This issuer has filed for protection in bankruptcy court.

Sector Allocation	% of Total Long-Term Investments
Industrials	23.3%
Materials	19.0
Energy	14.4
Consumer Discretionary	13.7
Information Technology	11.6
Real Estate	5.7
Consumer Staples	2.9
Financials	2.8
Health Care	2.5
Utilities	2.2
Communication Services	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.6%
Euro	17.3
South Korean Won	17.0
Canadian Dollar	11.3
British Pound Sterling	6.3
Norwegian Krone	4.8
Australian Dollar	4.8
Israeli Shekel	2.1
Hong Kong Dollar	1.7
Swedish Krona	1.4
Danish Krone	1.3
Singapore Dollar	0.6
United States Dollar	0.4
Swiss Franc	0.4
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 367,905	$ 366,108	$ 1,797	$ —
Greece	86,031	86,031	—	—**
Spain	182,713	182,713	—	—**
Other Country Categories*	7,039,006	7,039,006	—	—
Total Investments	$7,675,655	$7,673,858	$1,797	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Brazil — 13.1%
712,572	Auren Energia S.A.	$1,946,387
512,423	Banco Pan S.A. (Preference Shares)	823,702
487,203	Bradespar S.A. (Preference Shares)	2,202,157
1,152,951	Camil Alimentos S.A.	1,763,873
1,379,080	Cia Brasileira de Aluminio	1,253,821
2,534,340	Cia Brasileira de Distribuicao (b)	1,764,668
498,415	Cia de Saneamento de Minas Gerais Copasa MG	1,716,399
577,218	Cia de Saneamento do Parana	2,625,101
147,870	Cia Ferro Ligas da Bahia- Ferbasa (Preference Shares)	1,480,303
1,333,345	Dexco	2,042,506
628,513	Embraer S.A. (b)	2,153,165
922,633	Enauta Participacoes S.A.	3,303,935
2,825,250	JHSF Participacoes S.A.	2,675,431
3,287,241	Marcopolo S.A. (Preference Shares)	3,806,138
1,187,466	Marfrig Global Foods S.A.	1,684,382
883,637	Metalurgica Gerdau S.A. (Preference Shares)	1,960,102
642,892	Oncoclinicas do Brasil Servicos Medicos S.A. (b)	1,468,283
385,640	Petroreconcavo S.A.	1,606,530
111,112	Porto Seguro S.A.	581,141
347,984	Randon S.A. Implementos e Participacoes (Preference Shares)	807,212
642,102	Tres Tentos Agroindustrial S.A.	1,635,099
561,610	Ultrapar Participacoes S.A.	2,094,914
1,075,455	Usinas Siderurgicas de Minas Gerais S.A. (Preference Shares)	1,420,661
		42,815,910
	Cayman Islands — 8.4%
417,877	AAC Technologies Holdings, Inc.	715,054
25,312	Alchip Technologies Ltd.	2,109,301
57,018	Bizlink Holding, Inc.	476,909
912,000	China Aoyuan Group Ltd. (b)	27,368
886,206	China Conch Venture Holdings Ltd.	755,956
585,293	China Lesso Group Holdings Ltd.	311,670
11,550	China Metal Recycling Holdings Ltd. (b) (c) (d) (e)	0
2,974,867	China Resources Medical Holdings Co., Ltd.	1,948,814
3,390,869	China Risun Group Ltd. (f)	1,428,929
Shares	Description	Value

	Cayman Islands (Continued)
1,450,200	China Yongda Automobiles Services Holdings Ltd.	$561,120
3,171,951	China Zhongwang Holdings Ltd. (b) (c) (d) (e)	0
1,115,360	CIFI Ever Sunshine Services Group Ltd. (f)	168,067
8,142,935	CIFI Holdings Group Co., Ltd. (b)	317,151
2,497,587	Dongyue Group Ltd.	1,878,544
4,508,321	Fufeng Group Ltd.	2,538,861
382,769	General Interface Solution Holding Ltd.	699,598
4,406,936	Inspur Digital Enterprise Technology Ltd.	1,052,359
3,631,569	Intron Technology Holdings Ltd.	1,502,536
170,503	Kingboard Holdings Ltd.	382,769
6,153,835	Meitu, Inc. (f) (g)	2,750,423
313,487	NetDragon Websoft Holdings Ltd.	579,660
418,501	Peijia Medical Ltd. (b) (f) (g)	373,025
3,985,341	Seazen Group Ltd. (b)	727,758
61,419	Tecnoglass, Inc.	2,024,370
1,307,361	Tianneng Power International Ltd.	1,238,754
977,791	Wisdom Marine Lines Co., Ltd.	1,467,573
300,279	XD, Inc. (b) (f)	544,501
275,325	Zhen Ding Technology Holding Ltd.	839,268
		27,420,338
	Chile — 1.0%
184,976	CAP S.A.	1,199,591
16,002,168	Colbun S.A.	2,178,881
		3,378,472
	China — 2.6%
2,376,498	A-Living Services Co., Ltd. (b) (f) (g)	1,341,360
5,568,151	BAIC Motor Corp. Ltd., Class H (f) (g)	1,685,175
4,191,915	China Communications Services Corp. Ltd., Class H	1,761,140
154,320	Lao Feng Xiang Co., Ltd., Class B (c)	525,922
491,094	Legend Holdings Corp., Class H (f) (g)	442,119
2,704,637	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (f) (g)	2,307,124
658,646	Zhejiang Expressway Co., Ltd., Class H	491,191
		8,554,031
	Egypt — 0.8%
2,544,019	Telecom Egypt Co. (c)	2,460,865

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong — 1.8%
2,401,508	China Everbright Environment Group Ltd.	$828,006
1,172,339	China Overseas Grand Oceans Group Ltd.	489,538
1,264,296	CITIC Telecom International Holdings Ltd.	500,491
865,505	Genertec Universal Medical Group Co., Ltd. (f) (g)	432,147
439,795	Morimatsu International Holdings Co., Ltd. (b) (f)	321,803
2,339,207	Poly Property Group Co., Ltd.	531,709
8,125,481	Shougang Fushan Resources Group Ltd.	2,760,046
		5,863,740
	Indonesia — 7.2%
19,945,130	AKR Corporindo Tbk PT	1,993,868
10,377,062	Berkah Beton Sadaya Tbk PT (b) (c)	33,572
7,748,108	Bukit Asam Tbk PT	1,403,733
39,132,850	Elang Mahkota Teknologi Tbk PT	1,481,250
44,588,872	Erajaya Swasembada Tbk PT	1,304,055
10,587,312	Harum Energy Tbk PT	1,291,303
5,152,492	Indah Kiat Pulp & Paper Tbk PT	3,700,593
16,034,726	Indika Energy Tbk PT	2,282,523
980,804	Indo Tambangraya Megah Tbk PT	1,838,809
15,304,431	Medco Energi Internasional Tbk PT	1,594,315
65,497,778	Media Nusantara Citra Tbk PT	2,059,652
20,473,478	Mitra Adiperkasa Tbk PT	2,410,982
11,201,069	Perusahaan Gas Negara Tbk PT	996,536
13,719,653	Sawit Sumbermas Sarana Tbk PT	1,051,944
		23,443,135
	Jersey — 0.5%
16,858,286	West China Cement Ltd.	1,571,527
	Malaysia — 3.5%
4,077,200	Bermaz Auto Bhd	2,162,234
10,830,200	Bumi Armada Bhd (b)	1,303,245
14,768,400	Capital A Bhd (b)	3,051,030
1,907,200	Chin Hin Group Bhd (b)	1,632,915
1,672,300	Gamuda Bhd	1,577,826
6,891,900	Hibiscus Petroleum Bhd	1,658,665
		11,385,915
	Mexico — 1.4%
431,260	Alsea SAB de C.V. (b)	1,569,140
Shares	Description	Value

	Mexico (Continued)
202,714	Megacable Holdings SAB de C.V.	$446,198
1,399,488	TF Administradora Industrial S de RL de C.V.	2,481,376
		4,496,714
	Philippines — 1.1%
217,220	GT Capital Holdings, Inc.	2,188,479
28,021,000	Megaworld Corp.	1,000,467
1,936,600	Robinsons Land Corp.	519,613
		3,708,559
	Poland — 3.9%
114,606	Alior Bank S.A. (b)	1,358,907
21,114	Budimex S.A.	2,099,970
134,758	Cyfrowy Polsat S.A. (b)	372,781
235,671	Jastrzebska Spolka Weglowa S.A. (b)	2,374,701
7,247	mBank S.A. (b)	655,749
650,600	Orange Polska S.A.	1,112,468
1,415,230	PGE Polska Grupa Energetyczna S.A. (b)	2,428,987
1,152,307	Tauron Polska Energia S.A. (b)	947,716
210,142	XTB S.A. (f) (g)	1,476,740
		12,828,019
	Russia — 0.0%
653,736,712	Federal Grid Co. Unified Energy System PJSC (b) (c) (d) (e)	0
580,351	Mechel PJSC (b) (c) (d) (e)	0
		0
	South Africa — 4.4%
198,236	African Rainbow Minerals Ltd.	1,780,839
249,932	Harmony Gold Mining Co., Ltd.	937,488
282,835	Motus Holdings Ltd.	1,404,484
193,415	Northam Platinum Holdings Ltd.	1,172,927
162,722	Omnia Holdings Ltd.	484,202
12,561,825	Redefine Properties Ltd.	2,355,290
998,145	Sappi Ltd.	2,321,691
768,058	Telkom SA SOC Ltd. (b)	942,743
226,194	Thungela Resources Ltd.	2,074,528
1,470,259	Vukile Property Fund Ltd.	1,017,252
		14,491,444
	Taiwan — 22.8%
1,281,878	AcBel Polytech, Inc.	1,735,353
1,130,387	Aerospace Industrial Development Corp.	1,922,469
91,419	Alexander Marine Co., Ltd.	1,064,839
1,801,267	Alpha Networks, Inc.	2,195,749
445,207	Asia Vital Components Co., Ltd.	4,703,012
759,059	Cheng Uei Precision Industry Co., Ltd.	961,742
164,675	Chicony Electronics Co., Ltd.	589,209

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
245,595	China Motor Corp.	$741,795
1,227,656	ChipMOS Technologies, Inc.	1,422,355
331,787	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,104,912
677,175	Compeq Manufacturing Co., Ltd.	1,111,825
2,016,301	CSBC Corp. Taiwan (b)	1,427,254
517,939	Depo Auto Parts Ind Co., Ltd.	2,150,023
296,105	Ennoconn Corp.	2,412,466
566,554	Evergreen International Storage & Transport Corp.	501,080
207,404	Fusheng Precision Co., Ltd.	1,307,499
293,337	Getac Holdings Corp.	705,161
117,555	Gigabyte Technology Co., Ltd.	1,025,131
307,114	Great Wall Enterprise Co., Ltd.	511,849
588,876	Greatek Electronics, Inc.	1,010,633
735,922	IEI Integration Corp.	1,805,580
32,935	Jentech Precision Industrial Co., Ltd.	635,632
199,351	Kaori Heat Treatment Co., Ltd.	1,831,061
647,156	King Yuan Electronics Co., Ltd.	1,523,640
137,443	Kinsus Interconnect Technology Corp.	461,968
895,494	Macronix International Co., Ltd.	878,003
235,109	Marketech International Corp.	1,005,097
2,874,275	Mitac Holdings Corp.	3,628,404
511,008	Pou Chen Corp.	453,536
344,913	Powertech Technology, Inc.	1,084,515
1,111,047	Ruentex Industries Ltd.	2,023,809
804,797	Sanyang Motor Co., Ltd.	1,937,167
827,718	Sercomm Corp.	3,153,895
280,743	Sigurd Microelectronics Corp.	499,207
91,775	Sinbon Electronics Co., Ltd.	919,726
612,934	Ta Ya Electric Wire & Cable	730,079
2,715,145	Taisun Enterprise Co., Ltd.	1,879,881
161,456	Taiwan Hon Chuan Enterprise Co., Ltd.	527,675
1,107,779	Teco Electric and Machinery Co., Ltd.	1,784,499
334,522	Topco Scientific Co., Ltd.	1,756,524
224,729	Topkey Corp.	1,159,133
371,006	United Integrated Services Co., Ltd.	2,614,701
301,219	Vivotek, Inc.	1,437,020
1,184,418	Winbond Electronics Corp.	928,294
109,135	WinWay Technology Co., Ltd.	2,292,205
758,142	Wistron NeWeb Corp.	3,241,077
221,577	Wowprime Corp.	1,798,398
845,953	Yulon Motor Co., Ltd.	2,175,124
1,267,312	Zyxel Group Corp.	1,962,968
		74,733,174
Shares	Description	Value

	Thailand — 5.5%
2,937,500	AP Thailand PCL	$951,940
2,274,200	Bangchak Corp. PCL	2,560,720
8,159,800	Banpu PCL	1,792,747
682,100	Betagro PCL	423,356
5,146,000	Precious Shipping PCL	1,370,853
3,325,500	Regional Container Lines PCL	1,990,962
20,258,800	Sansiri PCL	940,264
781,900	Sri Trang Agro-Industry PCL	315,659
1,438,800	Srinanaporn Marketing PCL	821,889
4,895,900	Star Petroleum Refining PCL (f) (g)	1,223,555
2,381,800	Supalai PCL	1,314,773
5,287,500	SVI PCL	1,161,689
1,678,600	Thai Oil PCL	2,328,028
1,798,500	Tipco Asphalt PCL	795,217
		17,991,652
	Turkey — 21.8%
214,613	AG Anadolu Grubu Holding A.S.	1,696,177
305,125	Alarko Holding A.S.	1,377,700
770,535	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	2,970,460
590,226	Aygaz A.S.	3,480,845
2,223,298	Cimsa Cimento Sanayi VE Ticare	3,365,132
194,279	Coca-Cola Icecek A.S.	2,796,722
5,296,397	Dogan Sirketler Grubu Holding A.S.	2,580,735
1,444,331	Enerjisa Enerji A.S. (f) (g)	2,726,048
601,211	Girisim Elektrik Taahhut Ticaret Ve Sanayi A.S. (b)	2,302,356
5,448,056	Is Gayrimenkul Yatirim Ortakligi A.S. (b)	4,701,242
3,903,290	Is Yatirim Menkul Degerler A.S.	5,785,499
2,606,341	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	2,808,006
376,902	Mavi Giyim Sanayi Ve Ticaret A.S., Class B (f) (g)	1,549,204
295,333	Migros Ticaret A.S.	3,933,680
139,348	MLP Saglik Hizmetleri A.S. (b) (f) (g)	726,764
365,890	Nuh Cimento Sanayi A.S.	4,777,381
6,445,388	ODAS Elektrik Uretim ve Sanayi Ticaret A.S. (b)	3,114,736
53,911	Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	717,476
87,361	Pegasus Hava Tasimaciligi A.S. (b)	2,626,071
713,829	Petkim Petrokimya Holding A.S. (b)	511,319

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
2,020,766	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	$2,946,559
1,706,982	Sok Marketler Ticaret A.S.	3,623,333
1,216,186	Tekfen Holding A.S.	2,377,503
74,069	Turk Traktor ve Ziraat Makineleri A.S.	2,379,955
952,536	Ulker Biskuvi Sanayi A.S. (b)	3,262,145
212,410	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	491,157
7,564,846	Zorlu Enerji Elektrik Uretim A.S. (b)	1,572,647
		71,200,852

	Total Investments — 99.8%	326,344,347
	(Cost $313,787,884)
	Net Other Assets and Liabilities — 0.2%	810,668
	Net Assets — 100.0%	$327,155,015

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933” Act).
(g)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration. As such, it does not require the additional
disclosure required of restricted securities.

Sector Allocation	% of Total Long-Term Investments
Industrials	18.1%
Information Technology	15.5
Materials	14.5
Consumer Discretionary	10.5
Energy	9.3
Consumer Staples	8.6
Utilities	7.3
Real Estate	6.6
Communication Services	4.1
Financials	3.4
Health Care	2.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	24.6%
Turkish Lira	21.8
Brazilian Real	13.1
Hong Kong Dollar	10.8
Indonesia Rupiah	7.2
Thai Baht	5.5
South African Rand	4.5
Polish Zloty	3.9
Malaysia Ringgit	3.5
Mexican Peso	1.4
Philippines Peso	1.1
Chilean Peso	1.0
United States Dollar	0.8
Egypt Pound	0.8
Russian Ruble	0.0‡
Total	100.0%

‡	Investments are valued at $0.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 27,420,338	$ 27,420,338	$ —	$ —**
Russia	—**	—	—	—**
Thailand	17,991,652	—	17,991,652	—
Other Country Categories*	280,932,357	280,932,357	—	—
Total Investments	$326,344,347	$308,352,695	$17,991,652	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Austria — 3.8%
1,711	ANDRITZ AG	$86,504
1,165	Erste Group Bank AG	40,424
4,430	OMV AG	212,262
10,037	Raiffeisen Bank International AG (b)	146,546
5,679	voestalpine AG	155,147
		640,883
	Belgium — 3.9%
701	Ackermans & van Haaren N.V.	106,056
1,320	Etablissements Franz Colruyt N.V.	57,163
2,315	Euronav N.V.	37,594
4,178	KBC Ancora	170,945
1,002	Melexis N.V.	86,550
1,686	Solvay S.A.	186,898
		645,206
	Finland — 3.8%
1,039	Huhtamaki Oyj	34,218
1,794	Kesko Oyj, Class B	32,187
7,078	Metso Oyj	74,488
39,342	Nokia Oyj	148,408
14,829	Stora Enso Oyj, Class R	186,411
3,444	UPM-Kymmene Oyj	118,229
4,090	Wartsila Oyj Abp	46,506
		640,447
	France — 22.8%
3,594	Accor S.A.	121,364
230	Air Liquide S.A.	38,868
5,667	Alstom S.A.	135,406
484	Alten S.A.	63,759
1,565	Arkema S.A.	154,804
644	BNP Paribas S.A.	41,145
31,221	Bollore SE	168,013
3,428	Bouygues S.A.	120,108
3,814	Carrefour S.A.	65,667
2,037	Cie de Saint-Gobain S.A.	122,498
3,787	Cie Generale des Etablissements Michelin SCA	116,391
1,326	Covivio S.A.	59,021
6,834	Credit Agricole S.A.	84,478
356	Eiffage S.A.	33,889
10,071	Elis S.A.	177,388
9,752	Engie S.A.	149,809
1,627	Eurazeo SE	97,102
8,907	Forvia SE (b)	184,666
57	Hermes International SCA	104,243
1,909	Imerys S.A.	56,512
1,692	Interparfums S.A.	94,094
700	Ipsen S.A.	91,917
Shares	Description	Value

	France (Continued)
84	LVMH Moet Hennessy Louis Vuitton SE	$63,623
9,732	Orange S.A.	111,740
1,980	Publicis Groupe S.A.	150,219
2,835	Renault S.A.	116,520
8,093	Rexel S.A.	182,250
781	Safran S.A.	122,734
354	Sanofi	37,981
339	SEB S.A.	31,773
5,128	Societe Generale S.A.	124,940
551	Sopra Steria Group SACA	114,121
2,614	TotalEnergies SE	172,203
3,758	Valeo SE	64,881
5,004	Veolia Environnement S.A.	145,118
672	Vinci S.A.	74,614
365	Wendel SE	28,961
		3,822,820
	Germany — 27.0%
1,671	Aurubis AG	123,914
605	Bayer AG	29,071
1,760	Bayerische Motoren Werke AG	179,340
513	Brenntag SE	39,853
7,324	Commerzbank AG	83,550
2,062	Continental AG	145,540
3,426	Daimler Truck Holding AG	118,879
11,393	Deutsche Bank AG	125,873
17,315	Deutsche Lufthansa AG (b)	137,407
1,590	Deutsche Telekom AG	33,399
1,644	DHL Group	66,978
15,448	E.ON SE	182,923
5,506	Evonik Industries AG	100,853
767	Fraport AG Frankfurt Airport Services Worldwide (b)	40,740
2,726	Fresenius Medical Care AG & Co. KGaA	117,703
5,719	Fresenius SE & Co. KGaA	178,127
1,893	FUCHS SE (Preference Shares)	73,691
2,641	Heidelberg Materials AG	205,282
4,281	Hensoldt AG	126,459
2,311	HOCHTIEF AG	233,946
2,687	HUGO BOSS AG	170,223
3,772	Infineon Technologies AG	125,042
3,314	Jungheinrich AG (Preference Shares)	99,436
9,066	K+S AG	164,671
1,996	KION Group AG	76,793
3,757	LANXESS AG	95,529
1,408	LEG Immobilien SE (b)	97,266
2,008	Mercedes-Benz Group AG	139,882
308	MTU Aero Engines AG	55,927

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
3,357	Porsche Automobil Holding SE (Preference Shares)	$165,570
390	Rheinmetall AG	100,567
20,259	Schaeffler AG (Preference Shares)	116,840
238	Siemens AG	34,135
1,755	Siemens Energy AG (b)	22,971
1,180	Sixt SE	109,535
1,077	SMA Solar Technology AG (b)	69,970
25,048	Telefonica Deutschland Holding AG	44,887
26,852	thyssenkrupp AG	205,141
1,131	Volkswagen AG (Preference Shares)	130,265
1,189	Wacker Chemie AG	170,522
		4,538,700
	Greece — 4.3%
116,779	Eurobank Ergasias Services and Holdings S.A. (b)	180,135
5,268	Hellenic Telecommunications Organization S.A.	76,972
6,781	Mytilineos S.A.	250,062
31,794	National Bank of Greece S.A. (b)	179,500
2,402	OPAP S.A.	40,276
		726,945
	Ireland — 2.7%
9,495	AIB Group PLC	42,764
2,293	CRH PLC	125,496
5,319	Glanbia PLC	87,783
564	Kingspan Group PLC	42,313
1,626	Ryanair Holdings PLC, ADR (b)	158,063
		456,419
	Italy — 12.1%
120,850	A2A S.p.A.	215,418
9,856	Banco BPM S.p.A.	47,256
13,159	Brembo S.p.A.	163,609
1,554	Brunello Cucinelli S.p.A.	118,376
6,356	Buzzi S.p.A.	174,179
12,628	Enel S.p.A.	77,703
13,765	Eni S.p.A.	222,021
2,541	ERG S.p.A.	61,359
2,064	Interpump Group S.p.A.	94,902
13,135	Leonardo S.p.A.	189,696
1,678	Moncler S.p.A.	97,716
23,061	Pirelli & C S.p.A. (c) (d)	111,203
3,672	Prysmian S.p.A.	148,107
116,798	Telecom Italia S.p.A. (b)	36,564
Shares	Description	Value

	Italy (Continued)
8,163	UniCredit S.p.A.	$196,167
14,988	Unipol Gruppo S.p.A.	81,164
		2,035,440
	Luxembourg — 2.8%
6,374	ArcelorMittal S.A.	160,218
8,447	InPost S.A. (b)	98,237
13,561	Tenaris S.A.	214,845
		473,300
	Netherlands — 6.3%
818	Aalberts N.V.	29,992
4,860	ABN AMRO Bank N.V. (c) (d)	69,058
287	ASM International N.V.	120,614
840	Heineken Holding N.V.	63,410
2,257	Koninklijke Ahold Delhaize N.V.	68,055
1,094	Koninklijke Vopak N.V.	37,498
4,546	OCI N.V.	126,837
1,301	Randstad N.V.	72,048
4,638	Signify N.V. (c) (d)	125,089
2,903	STMicroelectronics N.V.	125,791
9,038	Technip Energies N.V.	225,221
		1,063,613
	Portugal — 1.2%
13,587	Galp Energia SGPS S.A.	201,683
	Spain — 8.2%
4,842	ACS Actividades de Construccion y Servicios S.A.	174,411
239	Aena SME S.A. (c) (d)	36,033
576	Amadeus IT Group S.A.	34,882
27,035	Banco Bilbao Vizcaya Argentaria S.A.	220,373
71,865	Banco de Sabadell S.A.	83,615
51,853	Banco Santander S.A.	198,372
2,007	Enagas S.A.	33,271
3,553	Endesa S.A.	72,405
1,223	Grupo Catalana Occidente S.A.	39,437
3,450	Industria de Diseno Textil S.A.	128,721
2,193	Redeia Corp., S.A.	34,535
12,524	Repsol S.A.	206,162
26,829	Telefonica S.A.	109,716
		1,371,933
	Switzerland — 0.3%
654	DSM-Firmenich AG	55,405
	Total Common Stocks	16,672,794
	(Cost $17,354,422)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
RIGHTS (a) — 0.0%
	Italy — 0.0%
13,159	Brembo S.p.A., expiring 10/10/23 (b) (e) (f)	$0
	(Cost $0)

	Total Investments — 99.2%	16,672,794
	(Cost $17,354,422)
	Net Other Assets and Liabilities — 0.8%	140,210
	Net Assets — 100.0%	$16,813,004

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Industrials	23.8%
Materials	16.3
Consumer Discretionary	15.3
Financials	13.7
Energy	9.2
Utilities	5.8
Information Technology	5.1
Communication Services	4.4
Consumer Staples	2.8
Health Care	2.7
Real Estate	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	98.3%
United States Dollar	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,672,794	$ 16,672,794	$ —	$ —
Rights*	—**	—	—**	—
Total Investments	$16,672,794	$16,672,794	$—**	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
September 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® BrazilTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index, Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.